UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474
                                                     ---------

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--110.2%
---------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA--106.4%
$         695,000      Adelanto, CA Improvement Agency,
                       Series B 1                                5.500%    12/01/2023         06/01/2008 A      $       696,070
---------------------------------------------------------------------------------------------------------------------------------
          210,000      Adelanto, CA Public Financing
                       Authority, Series B 1                     6.300     09/01/2028         09/01/2008 A              211,539
---------------------------------------------------------------------------------------------------------------------------------
          110,000      Alameda County, CA COP (Alameda
                       County Medical Center)                    5.300     06/01/2026         06/01/2008 A              110,142
---------------------------------------------------------------------------------------------------------------------------------
          480,000      Alameda, CA COP                           5.750     12/01/2021         06/01/2008 A              485,606
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Alvord, CA Unified School District
                       Community Facilities District             6.200     09/01/2025         09/01/2012 A               25,219
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Anaheim, CA Public Financing
                       Authority                                 5.000     10/01/2023         10/01/2008 A               10,219
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Apple Valley, CA Improvement Bond
                       Act 1915                                  6.900     09/02/2015         09/02/2008 A               20,748
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Aromas, CA Water District                 5.600     09/01/2018         09/01/2008 A               15,002
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Atwater, CA Community Facilities
                       District                                  7.875     08/01/2015         08/01/2008 A               25,065
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Atwater, CA Redevel. Agency
                       (Downtown Redevel.)                       5.500     06/01/2019         06/01/2019                 14,858
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Azusa, CA COP                             5.750     08/01/2020         08/01/2008 A               25,150
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Bakersfield, CA Improvement Bond
                       Act 1915                                  5.600     09/02/2020         03/02/2016 A               40,358
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Bakersfield, CA Improvement Bond
                       Act 1915                                  6.100     09/02/2024         03/02/2017 A               50,797
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Beaumont, CA Financing Authority,
                       Series A                                  5.700     09/01/2035         10/10/2033 B               22,785
---------------------------------------------------------------------------------------------------------------------------------
          135,000      Beaumont, CA Financing Authority,
                       Series A                                  7.000     09/01/2023         09/01/2008 A              135,317
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Beaumont, CA Financing Authority,
                       Series B                                  6.000     09/01/2034         04/01/2030 B               54,031
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Belmont, CA Redevel. Agency (Los
                       Costano Community Devel.)                 5.500     08/01/2016         08/01/2008 A               30,067
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Blythe, CA Redevel. Agency
                       (Redevel. Project No. 1 Tax
                       Allocation)                               5.750     05/01/2034         06/29/2032 B               46,057
---------------------------------------------------------------------------------------------------------------------------------
          750,000      Blythe, CA Redevel. Agency
                       (Redevel. Project No. 1 Tax
                       Allocation)                               6.200     05/01/2031         10/18/2023 B              741,398
---------------------------------------------------------------------------------------------------------------------------------
          145,000      Bonita Canyon, CA Public Facilities
                       Financing Authority                       5.375     09/01/2028         11/21/2022 B              137,435
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Brawley, CA Union High School
                       District                                  5.000     08/01/2028         08/01/2009 A               25,122
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Brentwood, CA Improvement Bond Act
                       1915                                      6.800     09/02/2017         09/02/2008 A               80,886
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Brentwood, CA Infrastructure
                       Financing Authority (Water & Sewer)       5.625     07/01/2026         07/01/2008 A               25,074
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Brisbane, CA Improvement Bond Act
                       1915 (Northeast Ridge)                    5.875     09/02/2020         09/02/2020                 30,605
---------------------------------------------------------------------------------------------------------------------------------
          205,000      Brisbane, CA Public Financing
                       Authority                                 6.000     05/01/2026         07/25/2023 B              200,699
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Buena Park, CA Special Tax (Park
                       Mall)                                     6.125     09/01/2033         10/15/2031 B               34,054
---------------------------------------------------------------------------------------------------------------------------------

             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         250,000      Burbank, CA Community Facilities
                       District Special Tax                      5.200%    12/01/2023         06/24/2022 B      $       235,100
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Burbank, CA Public Service Dept.          5.125     06/01/2016         06/01/2008 A               25,303
---------------------------------------------------------------------------------------------------------------------------------
           40,000      CA ABAG Finance Authority for
                       NonProfit Corporations (Driftwood
                       Family Apartments)                        5.300     06/01/2029         03/05/2025 B               39,647
---------------------------------------------------------------------------------------------------------------------------------
          280,000      CA ABAG Finance Authority for
                       NonProfit Corporations (Lincoln
                       Glen Manor)                               6.100     02/15/2025         08/15/2008 A              283,284
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP                5.600     11/01/2023         05/01/2008 A               10,006
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP                5.750     08/15/2014         08/15/2008 A               15,023
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP                5.800     03/01/2023         09/01/2008 A               20,012
---------------------------------------------------------------------------------------------------------------------------------
          150,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP
                       (American Baptist Homes of the West)      5.850     10/01/2027         10/01/2009 A              150,170
---------------------------------------------------------------------------------------------------------------------------------
           65,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP
                       (American Baptist Homes of the West)      6.100     10/01/2017         10/01/2009 A               65,805
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP
                       (Episcopal Homes Foundation)              5.125     07/01/2013         07/01/2010 A               25,275
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP (Home
                       for Jewish Parents)                       5.625     05/15/2022         05/15/2009 A               30,275
---------------------------------------------------------------------------------------------------------------------------------
           90,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP (Home
                       for Jewish Parents)                       5.625     05/15/2022         05/15/2008 A               91,047
---------------------------------------------------------------------------------------------------------------------------------
          275,000      CA ABAG Finance Authority for
                       NonProfit Corporations COP (Lytton
                       Gardens)                                  6.000     02/15/2019         08/15/2008 A              278,127
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA ABAG Tax Allocation                    6.500     12/15/2009         06/15/2008 A               30,107
---------------------------------------------------------------------------------------------------------------------------------
           55,000      CA ABAG Tax Allocation, Series A          5.800     12/15/2008         06/15/2008 A               55,259
---------------------------------------------------------------------------------------------------------------------------------
           55,000      CA ABAG Tax Allocation, Series A          6.000     12/15/2014         06/15/2008 A               55,253
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Affordable Hsg. Agency (Merced
                       County Hsg. Authority)                    6.500     01/01/2033         01/01/2029 B               98,838
---------------------------------------------------------------------------------------------------------------------------------
        2,455,000      CA Aztec Shops Auxiliary
                       Organization (San Diego State
                       University)                               6.000     09/01/2031         09/01/2011 A            2,467,619
---------------------------------------------------------------------------------------------------------------------------------
        9,815,000      CA County Tobacco Securitization
                       Agency                                    5.830 2   06/01/2033         03/18/2015 B            1,636,455
---------------------------------------------------------------------------------------------------------------------------------
        1,810,000      CA County Tobacco Securitization
                       Agency (TASC)                             0.000 3   06/01/2021         03/15/2014 C            1,440,814
---------------------------------------------------------------------------------------------------------------------------------
        4,035,000      CA County Tobacco Securitization
                       Agency (TASC) 1                           0.000 3   06/01/2028         01/16/2017 B            3,313,946
---------------------------------------------------------------------------------------------------------------------------------
        1,240,000      CA County Tobacco Securitization
                       Agency (TASC)                             0.000 3   06/01/2028         09/12/2018 B              929,194
---------------------------------------------------------------------------------------------------------------------------------

             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$       5,000,000      CA County Tobacco Securitization
                       Agency (TASC) 1                           0.000% 3  06/01/2036         11/23/2021 B      $     3,658,200
---------------------------------------------------------------------------------------------------------------------------------
          290,000      CA County Tobacco Securitization
                       Agency (TASC)                             5.500     06/01/2033         06/01/2011 C              268,476
---------------------------------------------------------------------------------------------------------------------------------
        1,670,000      CA County Tobacco Securitization
                       Agency (TASC)                             5.750     06/01/2029         11/23/2011 C            1,603,367
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA County Tobacco Securitization
                       Agency (TASC)                             5.875     06/01/2027         06/01/2014 B               24,480
---------------------------------------------------------------------------------------------------------------------------------
          290,000      CA County Tobacco Securitization
                       Agency (TASC)                             5.875     06/01/2035         03/28/2017 B              275,143
---------------------------------------------------------------------------------------------------------------------------------
          280,000      CA County Tobacco Securitization
                       Agency (TASC)                             5.875     06/01/2043         08/27/2019 B              264,365
---------------------------------------------------------------------------------------------------------------------------------
          765,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.000     06/01/2029         06/01/2012 B              759,530
---------------------------------------------------------------------------------------------------------------------------------
          665,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.000     06/01/2035         05/01/2018 B              641,698
---------------------------------------------------------------------------------------------------------------------------------
          435,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.000     06/01/2042         01/01/2020 B              418,522
---------------------------------------------------------------------------------------------------------------------------------
       10,700,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.068 2   06/01/2046         09/09/2028 B              636,115
---------------------------------------------------------------------------------------------------------------------------------
       51,520,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.192 2   06/01/2050         01/02/2026 B            2,277,184
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA County Tobacco Securitization
                       Agency (TASC)                             6.250     06/01/2037         06/11/2017 B               49,864
---------------------------------------------------------------------------------------------------------------------------------
        3,520,000      CA Dept. of Transportation COP            5.250     03/01/2016         09/01/2008 A            3,562,029
---------------------------------------------------------------------------------------------------------------------------------
           85,000      CA Dept. of Veterans Affairs Home
                       Purchase                                  5.200     12/01/2027         09/09/2024 B               85,003
---------------------------------------------------------------------------------------------------------------------------------
           60,000      CA Dept. of Veterans Affairs Home
                       Purchase                                  5.200     12/01/2028         06/01/2008 A               60,023
---------------------------------------------------------------------------------------------------------------------------------
        3,590,000      CA Dept. of Veterans Affairs Home
                       Purchase 1                                5.450     12/01/2019         12/01/2008 A            3,699,064
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Dept. of Veterans Affairs Home
                       Purchase                                  5.500     12/01/2018         12/01/2008 A               10,116
---------------------------------------------------------------------------------------------------------------------------------
        3,025,000      CA Dept. of Veterans Affairs Home
                       Purchase 1                                5.500     12/01/2019         01/09/2012 A            3,069,377
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA Dept. of Water Resources
                       (Center Valley)                           5.000     12/01/2019         06/01/2008 A               30,224
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA Dept. of Water Resources
                       (Center Valley)                           5.000     12/01/2022         06/01/2008 A                5,040
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Dept. of Water Resources
                       (Center Valley)                           5.000     12/01/2029         12/01/2008 A               25,069
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA Dept. of Water Resources
                       (Center Valley)                           5.125     12/01/2011         06/01/2008 A               15,032
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA Dept. of Water Resources
                       (Center Valley)                           5.125     12/01/2012         06/01/2008 A               15,032
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Dept. of Water Resources
                       (Center Valley)                           5.250     12/01/2017         06/01/2008 A               45,101
---------------------------------------------------------------------------------------------------------------------------------
          515,000      CA Dept. of Water Resources
                       (Center Valley) 1                         5.250     07/01/2022         07/01/2008 A              538,520
---------------------------------------------------------------------------------------------------------------------------------
          315,000      CA Dept. of Water Resources
                       (Center Valley)                           5.375     12/01/2027         06/01/2008 A              315,410
---------------------------------------------------------------------------------------------------------------------------------

              3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          15,000      CA Dept. of Water Resources
                       (Center Valley)                           5.400%    07/01/2012         07/01/2008 A     $         15,034
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA Educational Facilities Authority       5.125     04/01/2017         04/01/2009 A               20,737
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Educational Facilities
                       Authority                                 5.125     04/01/2017         04/01/2011 A               45,089
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Educational Facilities Authority
                       (California College of Arts and Crafts)   5.875     06/01/2030         07/11/2028 B               25,047
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Educational Facilities Authority
                       (College & University Financing)          6.125     06/01/2009         06/01/2008 A               10,034
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA Educational Facilities Authority
                       (College & University Financing)          6.250     06/01/2018         06/01/2008 A                5,018
---------------------------------------------------------------------------------------------------------------------------------
           85,000      CA Educational Facilities Authority
                       (Dominican University of
                       California/Harvey Mudd College
                       Obligated Group)                          5.500     03/01/2011         09/01/2008 A               86,040
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA Educational Facilities Authority
                       (Los Angeles College of Chiropractic)     5.600     11/01/2017         10/12/2013 B               14,406
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Educational Facilities
                       Authority (Stanford University)           5.125     01/01/2031         01/01/2009 A               50,375
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA Educational Facilities Authority
                       (University of Southern California)       5.000     10/01/2028         10/01/2010 A               35,388
---------------------------------------------------------------------------------------------------------------------------------
          335,000      CA Financing Authority
                       (Wastewater Improvement)                  6.100     11/01/2033         12/17/2031 B              324,692
---------------------------------------------------------------------------------------------------------------------------------
           60,000      CA GO                                     4.800     08/01/2014         08/01/2008 A               60,056
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.000     06/01/2017         06/01/2008 A               25,043
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.000     06/01/2019         06/02/2008 A               25,013
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     5.000     06/01/2019         06/01/2011 A                5,131
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     5.000     02/01/2021         02/01/2009 A                5,024
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA GO                                     5.000     11/01/2022         05/01/2008 A              100,647
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.000     02/01/2023         02/01/2009 A               25,208
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA GO                                     5.000     10/01/2023         10/01/2008 A               75,118
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.000     10/01/2023         10/01/2008 A               10,054
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA GO                                     5.000     02/01/2025         02/01/2009 A               45,102
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.000     02/01/2025         02/01/2009 A               10,100
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.100     10/01/2008         10/01/2008                 10,130
---------------------------------------------------------------------------------------------------------------------------------
           60,000      CA GO                                     5.100     03/01/2010         09/01/2008 A               60,113
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.125     10/01/2027         10/01/2008 A               25,035
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.150     12/01/2013         06/01/2008 A               25,025
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.200     06/01/2010         06/01/2008 A               15,030
---------------------------------------------------------------------------------------------------------------------------------
          105,000      CA GO                                     5.250     06/01/2011         06/01/2008 A              105,213
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.250     10/01/2013         10/01/2008 A               25,263
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     5.250     06/01/2016         06/01/2008 A               20,041
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.250     04/01/2018         10/01/2008 A               25,024
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.250     04/01/2019         10/01/2008 A               10,009
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.250     04/01/2021         10/01/2008 A               10,007
---------------------------------------------------------------------------------------------------------------------------------
          160,000      CA GO                                     5.250     06/01/2021         06/01/2008 A              160,112
---------------------------------------------------------------------------------------------------------------------------------

              4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          10,000      CA GO                                     5.250%    02/01/2029         02/01/2013 A      $        10,227
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.250     02/01/2030         02/01/2012 A               10,176
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.300     09/01/2011         09/01/2008 A               15,123
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.350     12/01/2013         04/27/2011 A               15,561
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.375     06/01/2026         06/01/2008 A               15,020
---------------------------------------------------------------------------------------------------------------------------------
        2,780,000      CA GO 1                                   5.400     12/01/2014         12/01/2008 A            2,845,386
---------------------------------------------------------------------------------------------------------------------------------
           70,000      CA GO                                     5.500     03/01/2009         09/01/2008 A               70,746
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.500     03/01/2010         09/01/2008 A               15,152
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA GO                                     5.500     06/01/2010         06/01/2008 A              100,225
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.500     06/01/2013         06/01/2008 A               15,034
---------------------------------------------------------------------------------------------------------------------------------
           55,000      CA GO                                     5.500     04/01/2015         10/01/2008 A               55,659
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA GO                                     5.500     04/01/2019         10/01/2008 A               30,322
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.500     03/01/2020         09/01/2008 A               15,111
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.500     03/01/2020         09/01/2008 A               25,187
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     5.500     10/01/2022         10/01/2008 A               20,151
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     5.600     09/01/2021         09/01/2008 A                5,035
---------------------------------------------------------------------------------------------------------------------------------
           70,000      CA GO                                     5.625     10/01/2021         10/01/2008 A               70,650
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     5.625     10/01/2023         10/01/2008 A               20,169
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     5.625     09/01/2024         09/01/2008 A               10,066
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     5.625     10/01/2026         10/01/2008 A               15,107
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA GO                                     5.750     03/01/2010         09/01/2008 A               75,773
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     5.750     03/01/2012         09/01/2008 A                5,052
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA GO                                     5.750     03/01/2015         09/01/2008 A               35,370
---------------------------------------------------------------------------------------------------------------------------------
          120,000      CA GO                                     5.750     11/01/2017         05/01/2008 A              121,786
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA GO                                     5.750     11/01/2017         05/01/2008 A               35,530
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     5.800     06/01/2013         06/01/2008 A               25,065
---------------------------------------------------------------------------------------------------------------------------------
          155,000      CA GO                                     5.900     04/01/2023         10/01/2008 A              156,764
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA GO                                     5.900     04/01/2023         10/01/2008 A               35,328
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA GO                                     5.900     03/01/2025         09/01/2008 A               75,336
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     6.000     08/01/2010         08/01/2008 A               20,181
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     6.000     05/01/2011         05/01/2008 A               10,171
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA GO                                     6.000     05/01/2012         05/01/2008 A               25,452
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA GO                                     6.000     10/01/2014         10/01/2008 A               10,147
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     6.000     08/01/2015         08/01/2008 A               20,167
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA GO                                     6.000     05/01/2018         05/01/2008 A               20,342
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     6.000     08/01/2019         08/01/2008 A                5,032
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA GO                                     6.000     10/01/2021         10/01/2008 A               15,160
---------------------------------------------------------------------------------------------------------------------------------
           40,000      CA GO                                     6.000     08/01/2024         08/01/2008 A               40,235
---------------------------------------------------------------------------------------------------------------------------------
          605,000      CA GO                                     6.250     10/01/2019         10/01/2008 A              614,232
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA GO                                     6.800     11/01/2008         05/01/2008 A                5,112
---------------------------------------------------------------------------------------------------------------------------------
          295,000      CA GO (Safe Drinking Water)               8.250     09/01/2010         09/01/2008 A              300,947
---------------------------------------------------------------------------------------------------------------------------------
        1,505,000      CA Golden State Tobacco
                       Securitization Corp.                      5.000     06/01/2017         06/01/2017              1,504,910
---------------------------------------------------------------------------------------------------------------------------------

              5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000      CA Golden State Tobacco
                       Securitization Corp.                      5.000%    06/01/2020         06/01/2010 A     $         25,063
---------------------------------------------------------------------------------------------------------------------------------
        4,380,000      CA Golden State Tobacco
                       Securitization Corp.                      6.250     06/01/2033         09/11/2012 C            4,807,138
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000      CA Golden State Tobacco
                       Securitization Corp. (TASC) 1             0.000 3   06/01/2037         05/22/2022 C            3,066,600
---------------------------------------------------------------------------------------------------------------------------------
       35,350,000      CA Golden State Tobacco
                       Securitization Corp. (TASC) 4             4.500     06/01/2027         08/29/2012 B           31,704,355
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Golden State Tobacco
                       Securitization Corp. (TASC)               5.000     06/01/2015         06/01/2015                 44,997
---------------------------------------------------------------------------------------------------------------------------------
          855,000      CA Golden State Tobacco
                       Securitization Corp. (TASC)               5.000     06/01/2018         06/01/2018                854,949
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     5.000     07/01/2011         07/01/2008 A               10,017
---------------------------------------------------------------------------------------------------------------------------------
          145,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     5.000     07/01/2021         07/01/2008 A              145,102
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     5.125     07/01/2024         07/01/2009 A               15,216
---------------------------------------------------------------------------------------------------------------------------------
          160,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     5.250     07/01/2023         07/01/2008 A              160,326
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     5.250     07/01/2023         07/01/2008 A               30,060
---------------------------------------------------------------------------------------------------------------------------------
          160,000      CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West)                                     6.000     07/01/2013         07/01/2008 A              160,450
---------------------------------------------------------------------------------------------------------------------------------
           60,000      CA Health Facilities Financing
                       Authority (Cedars-Sinai Medical
                       Center) 1                                 5.250     08/01/2027         08/01/2008 A               60,962
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA Health Facilities Financing
                       Authority (Community Program)             7.200     01/01/2012         08/01/2008 A               75,401
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Health Facilities Financing
                       Authority (Downey Community
                       Hospital)                                 5.750     05/15/2015         08/04/2012 B               48,440
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Health Facilities Financing
                       Authority (Fellowship Homes)              6.000     09/01/2019         09/01/2008 A               25,150
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000      CA Health Facilities Financing
                       Authority (Kaiser Permanente) 1           5.500     06/01/2022         06/01/2008 A            2,554,300
---------------------------------------------------------------------------------------------------------------------------------
          115,000      CA Health Facilities Financing
                       Authority (Marshall Hospital)             5.000     11/01/2018         05/01/2008 A              115,049
---------------------------------------------------------------------------------------------------------------------------------
           80,000      CA Health Facilities Financing
                       Authority (Marshall Hospital)             5.125     11/01/2012         05/01/2008 A               80,099
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA Health Facilities Financing
                       Authority (Mercy Senior Hsg.)             5.800     12/01/2018         06/01/2008 A               20,021
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA Health Facilities Financing
                       Authority (Providence Health
                       System-Southern California)               5.500     10/01/2013         10/01/2008 A               30,341
---------------------------------------------------------------------------------------------------------------------------------

              6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          40,000      CA Health Facilities Financing
                       Authority (San Fernando Valley
                       Community Mental Health Center)           5.250%    06/01/2023         06/01/2008 A      $        40,050
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Health Facilities Financing
                       Authority (Sunny View Lutheran
                       Home)                                     5.100     01/01/2024         01/01/2010 A               50,163
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA Health Facilities Financing
                       Authority (Sutter Health)                 5.000     08/15/2017         08/15/2008 A                5,109
---------------------------------------------------------------------------------------------------------------------------------
          135,000      CA Health Facilities Financing
                       Authority (Sutter Health)                 5.125     08/15/2022         08/15/2008 A              137,483
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Health Facilities Financing
                       Authority (Sutter Health)                 5.250     08/15/2027         08/15/2008 A               25,464
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA Health Facilities Financing
                       Authority (Sutter Health)                 5.375     08/15/2030         08/15/2010 A               30,433
---------------------------------------------------------------------------------------------------------------------------------
           40,000      CA HFA                                    8.037 2   08/01/2015         04/14/2011 B               21,674
---------------------------------------------------------------------------------------------------------------------------------
          125,000      CA HFA                                    8.277 2   02/01/2015         02/11/2011 B               73,905
---------------------------------------------------------------------------------------------------------------------------------
        7,200,000      CA HFA (Home Mtg.)                        5.500     02/01/2042         02/01/2016 A            7,329,744
---------------------------------------------------------------------------------------------------------------------------------
           55,000      CA HFA (Multifamily Hsg.)                 5.375     08/01/2028         02/01/2011 A               55,002
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA HFA (Multifamily Hsg.)                 5.375     02/01/2036         08/21/2031 B               34,476
---------------------------------------------------------------------------------------------------------------------------------
           40,000      CA HFA (Multifamily Hsg.)                 5.400     08/01/2018         08/01/2008 A               40,480
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA HFA (Multifamily Hsg.)                 5.400     08/01/2018         08/01/2008 A               15,180
---------------------------------------------------------------------------------------------------------------------------------
          445,000      CA HFA (Multifamily Hsg.) 1               5.450     08/01/2028         08/01/2010 A              445,708
---------------------------------------------------------------------------------------------------------------------------------
           85,000      CA HFA (Multifamily Hsg.) 1               5.850     02/01/2010         08/01/2008 A               85,405
---------------------------------------------------------------------------------------------------------------------------------
          630,000      CA HFA (Multifamily Hsg.) 1               5.950     08/01/2028         02/01/2009 A              635,720
---------------------------------------------------------------------------------------------------------------------------------
          320,000      CA HFA (Multifamily Hsg.) 1               6.050     08/01/2016         08/01/2008 A              327,629
---------------------------------------------------------------------------------------------------------------------------------
           80,000      CA HFA (Multifamily Hsg.)                 6.050     08/01/2027         08/01/2008 A               81,914
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA HFA (Multifamily Hsg.)                 6.050     08/01/2038         02/01/2009 A               25,083
---------------------------------------------------------------------------------------------------------------------------------
        2,340,000      CA HFA (Multifamily Hsg.) 1               6.150     08/01/2022         08/01/2008 A            2,385,045
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA HFA (Multifamily Hsg.), Series B       5.500     08/01/2039         03/26/2034 B               24,813
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA HFA (Single Family Mtg.)               5.400     08/01/2028         02/01/2010 A               15,303
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA HFA (Single Family Mtg.),
                       Series A                                  5.300     08/01/2018         02/01/2010 A               10,095
---------------------------------------------------------------------------------------------------------------------------------
        1,245,000      CA Infrastructure & Economic
                       Devel. (Copia: The American
                       Center for Wine, Food and the
                       Arts)                                     5.350 2   12/01/2019         12/01/2019                459,791
---------------------------------------------------------------------------------------------------------------------------------
        1,320,000      CA Infrastructure & Economic
                       Devel. (Copia: The American
                       Center for Wine, Food and the
                       Arts)                                     5.400 2   12/01/2020         12/01/2020                444,642
---------------------------------------------------------------------------------------------------------------------------------
        3,235,000      CA Infrastructure & Economic
                       Devel. (Copia: The American
                       Center for Wine, Food and the
                       Arts)                                     5.420 2   12/01/2021         12/01/2021                990,395
---------------------------------------------------------------------------------------------------------------------------------
           15,000      CA Infrastructure & Economic
                       Devel. (Stockton Port District)           5.375     07/01/2022         02/23/2020 B               13,652
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Infrastructure & Economic
                       Devel. (Stockton Port District)           5.500     07/01/2032         06/08/2028 B               43,478
---------------------------------------------------------------------------------------------------------------------------------
        1,410,000      CA Inland Empire Tobacco
                       Securitization Authority                  5.000     06/01/2021         06/23/2013 B            1,374,271
---------------------------------------------------------------------------------------------------------------------------------
       17,500,000      CA Inland Empire Tobacco
                       Securitization Authority (TASC) 1         4.625     06/01/2021         06/23/2013 B           16,441,775
---------------------------------------------------------------------------------------------------------------------------------

              7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         235,000      CA Intercommunity Hospital
                       Financing Authority COP                   5.250%    11/01/2019         10/03/2015 B     $        224,926
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Loan Purchasing Finance Authority      5.500     10/01/2008         10/01/2008                 10,029
---------------------------------------------------------------------------------------------------------------------------------
           70,000      CA Loan Purchasing Finance Authority      5.600     10/01/2014         10/01/2008 A               70,183
---------------------------------------------------------------------------------------------------------------------------------
           35,000      CA M-S-R Public Power Agency (San Juan)   6.000     07/01/2022         07/01/2008 A               37,550
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Maritime Infrastructure Authority
                       (Santa Cruz Port District)                5.750     05/01/2024         05/01/2024                  9,861
---------------------------------------------------------------------------------------------------------------------------------
           90,000      CA Mobilehome Park Financing Authority
                       (Palomar Estates East & West)             5.250     03/15/2034         01/28/2030 B               80,048
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Padre Dam Municipal Water
                       District COP                              5.500     10/01/2016         10/01/2008 A               25,284
---------------------------------------------------------------------------------------------------------------------------------
        1,350,000      CA Pollution Control Financing
                       Authority (Browning-Ferris
                       Industries) 1                             6.750     09/01/2019         09/01/2019              1,336,689
---------------------------------------------------------------------------------------------------------------------------------
       11,260,000      CA Pollution Control Financing
                       Authority (Pacific Gas & Electric
                       Company) 5                                5.350     12/01/2016         04/01/2011 A           11,692,834
---------------------------------------------------------------------------------------------------------------------------------
           30,000      CA Pollution Control Financing
                       Authority (Sacramento Biosolids
                       Facility)                                 5.300     12/01/2017         06/24/2016 B               28,182
---------------------------------------------------------------------------------------------------------------------------------
          240,000      CA Pollution Control Financing
                       Authority (Sacramento Biosolids
                       Facility)                                 5.500     12/01/2024         07/27/2022 B              213,276
---------------------------------------------------------------------------------------------------------------------------------
          175,000      CA Pollution Control Financing
                       Authority (San Diego Gas &
                       Electric Company)                         5.850     06/01/2021         06/01/2008 A              175,133
---------------------------------------------------------------------------------------------------------------------------------
          805,000      CA Pollution Control Financing
                       Authority (San Diego Gas &
                       Electric Company) 1                       5.850     06/01/2021         06/01/2008 A              806,175
---------------------------------------------------------------------------------------------------------------------------------
          190,000      CA Pollution Control Financing
                       Authority (San Diego Gas &
                       Electric Company)                         5.850     06/01/2021         06/01/2008 A              190,262
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA Pollution Control Financing
                       Authority (Southern California
                       Edison Company)                           5.550     09/01/2031         09/01/2011 A               20,095
---------------------------------------------------------------------------------------------------------------------------------
          485,000      CA Pollution Control Financing
                       Authority (Southern California
                       Water Company) 1                          5.500     12/01/2026         06/01/2008 A              485,068
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Port of Oakland, Series N              5.000     11/01/2022         05/27/2021 B                9,818
---------------------------------------------------------------------------------------------------------------------------------
          150,000      CA Public Works                           5.250     12/01/2013         06/01/2008 A              150,308
---------------------------------------------------------------------------------------------------------------------------------
          115,000      CA Public Works (California
                       Community College)                        5.375     03/01/2011         09/01/2008 A              115,252
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Public Works (California
                       Science Center)                           5.250     10/01/2017         10/01/2008 A               45,986
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Public Works (Dept. of
                       Corrections)                              5.000     09/01/2021         09/01/2010 A               25,356
---------------------------------------------------------------------------------------------------------------------------------

              8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         175,000      CA Public Works (Dept. of Food &
                       Agriculture)                              5.400%    06/01/2013         06/01/2008 A      $       175,368
---------------------------------------------------------------------------------------------------------------------------------
          185,000      CA Public Works (State Universities)      5.250     12/01/2013         06/01/2008 A              185,363
---------------------------------------------------------------------------------------------------------------------------------
          565,000      CA Public Works (State Universities)      5.500     12/01/2018         06/01/2008 A              565,655
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Public Works (Various Community
                       Colleges)                                 5.375     03/01/2013         09/01/2008 A              100,219
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Public Works (Various Community
                       Colleges)                                 5.375     03/01/2014         09/01/2008 A               25,057
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA Public Works (Various Community
                       Colleges)                                 5.500     09/01/2011         09/01/2008 A               20,180
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Public Works (Various Community
                       Colleges)                                 5.600     04/01/2014         10/01/2008 A               50,617
---------------------------------------------------------------------------------------------------------------------------------
        3,050,000      CA Public Works (Various Community
                       Colleges) 1                               5.625     03/01/2016         09/01/2008 A            3,057,259
---------------------------------------------------------------------------------------------------------------------------------
        1,030,000      CA Public Works (Various Community
                       Colleges)                                 5.625     03/01/2016         09/01/2008 A            1,032,451
---------------------------------------------------------------------------------------------------------------------------------
          385,000      CA Public Works (Various Community
                       Colleges)                                 5.625     03/01/2019         09/01/2008 A              385,670
---------------------------------------------------------------------------------------------------------------------------------
          600,000      CA Public Works (Various Community
                       Colleges)                                 5.875     10/01/2008         10/01/2008                601,764
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Public Works (Various Community
                       Colleges)                                 5.875     10/01/2008         10/01/2008                 50,160
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Public Works (Various State
                       Universities)                             5.375     12/01/2019         06/01/2008 A               25,537
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Public Works (Various State
                       Universities)                             5.400     10/01/2022         10/01/2009 A               50,520
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Public Works (Various State
                       Universities)                             5.500     09/01/2015         09/01/2008 A               10,222
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA Resource Efficiency Financing
                       Authority COP                             5.500     04/01/2017         10/01/2008 A                5,061
---------------------------------------------------------------------------------------------------------------------------------
           85,000      CA River Highlands Community
                       Services District                         7.750     09/02/2020         09/02/2008 A               85,559
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA River Highlands Community
                       Services District                         8.125     09/02/2020         09/02/2008 A               20,143
---------------------------------------------------------------------------------------------------------------------------------
        2,655,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.)            5.500     02/01/2043         02/01/2021 A            2,665,700
---------------------------------------------------------------------------------------------------------------------------------
          965,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.) 1          5.700     02/01/2033         02/01/2021 A            1,022,553
---------------------------------------------------------------------------------------------------------------------------------
        1,980,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.)            5.750     02/01/2044         06/30/2013 A            2,044,944
---------------------------------------------------------------------------------------------------------------------------------
           20,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.)            7.500     08/01/2027         08/25/2020 B               20,428
---------------------------------------------------------------------------------------------------------------------------------
          230,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.),
                       Series A                                  6.350     12/01/2029         10/01/2008 C              237,367
---------------------------------------------------------------------------------------------------------------------------------
          105,000      CA Rural Home Mtg. Finance
                       Authority (Single Family Mtg.),
                       Series A                                  7.000     09/01/2029         03/01/2010 C              107,023
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA Sierra View Local Health Care
                       District                                  5.250     07/01/2018         02/23/2016 B               73,520
---------------------------------------------------------------------------------------------------------------------------------

              9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$       6,000,000      CA Sierra View Local Health Care
                       District 1                                5.400%    07/01/2022         07/01/2009 A      $     6,034,020
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Statewide CDA                          6.625     09/01/2027         09/01/2008 A               25,015
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Statewide CDA (Arc of San
                       Diego) COP                                5.625     05/01/2021         05/01/2008 A               45,523
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Statewide CDA (Bouquet Canyon)         5.300     07/01/2018         07/01/2010 A              100,971
---------------------------------------------------------------------------------------------------------------------------------
          120,000      CA Statewide CDA (California Odd
                       Fellow Hsg.)                              5.375     10/01/2013         10/01/2008 A              120,163
---------------------------------------------------------------------------------------------------------------------------------
          110,000      CA Statewide CDA (California Odd
                       Fellow Hsg.)                              5.500     10/01/2023         10/01/2008 A              110,055
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000      CA Statewide CDA (Citrus Valley
                       Health Partners/Citrus Valley
                       Medical Center/Foothill Hospital
                       Obligated Group) COP                      5.500     04/01/2013         04/01/2010 A            2,013,380
---------------------------------------------------------------------------------------------------------------------------------
        4,000,000      CA Statewide CDA (Del Nido
                       Apartments)                               5.550     05/01/2028         11/01/2008 A            4,119,400
---------------------------------------------------------------------------------------------------------------------------------
          160,000      CA Statewide CDA (East Campus
                       Apartments)                               5.500     08/01/2022         05/12/2019 B              151,438
---------------------------------------------------------------------------------------------------------------------------------
          500,000      CA Statewide CDA (East Tabor
                       Apartments)                               6.850     08/20/2036         02/20/2011 A              537,155
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA Statewide CDA (Eastfield Ming
                       Quong)                                    5.625     06/01/2020         06/01/2008 A               75,146
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Statewide CDA (Escrow Term)            6.750     09/01/2037         09/01/2014 A               46,347
---------------------------------------------------------------------------------------------------------------------------------
          250,000      CA Statewide CDA (Fairfield
                       Apartments)                               6.500     01/01/2016         07/01/2008 A              252,145
---------------------------------------------------------------------------------------------------------------------------------
          570,000      CA Statewide CDA (Family House &
                       Hsg. Foundation-Torrence I) 1             7.000     04/20/2036         04/20/2011 A              625,552
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Statewide CDA (GP Steinbeck)           5.700     09/20/2019         09/20/2014 A               10,399
---------------------------------------------------------------------------------------------------------------------------------
           85,000      CA Statewide CDA (GP Steinbeck)           5.897 2   09/20/2027         09/20/2014 A               26,628
---------------------------------------------------------------------------------------------------------------------------------
          135,000      CA Statewide CDA (John Muir/Mt.
                       Diablo Health System)                     5.250     08/15/2027         08/15/2009 A              137,300
---------------------------------------------------------------------------------------------------------------------------------
          400,000      CA Statewide CDA (Kaiser Permanente)      5.300     12/01/2015         06/01/2008 A              420,624
---------------------------------------------------------------------------------------------------------------------------------
          250,000      CA Statewide CDA (Live Oak School)        6.750     10/01/2030         10/01/2011 A              255,858
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Statewide CDA (Methodist
                       Hospital of Southern California)          5.500     07/01/2010         07/01/2008 A               25,128
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Statewide CDA (Multifamily)            5.696 2   09/20/2021         09/20/2014 A               45,707
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Statewide CDA (Multifamily)            5.744 2   09/20/2023         09/20/2014 A               40,200
---------------------------------------------------------------------------------------------------------------------------------
          200,000      CA Statewide CDA (Quail Ridge
                       Apartments)                               5.375     07/01/2032         11/26/2029 B              180,956
---------------------------------------------------------------------------------------------------------------------------------
          430,000      CA Statewide CDA (Rio Bravo)              6.300     12/01/2018         02/19/2014 B              399,083
---------------------------------------------------------------------------------------------------------------------------------
          560,000      CA Statewide CDA (Sycamore)               6.000     03/20/2038         03/20/2016 A              579,370
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Statewide CDA Community
                       Facilities District                       6.350     09/01/2021         09/01/2012 A               25,990
---------------------------------------------------------------------------------------------------------------------------------
            5,000      CA Statewide CDA COP
                       (CVHP/CVMC/FH Obligated Group)            5.000     04/01/2018         04/01/2010 A                5,045
---------------------------------------------------------------------------------------------------------------------------------

             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          45,000      CA Statewide CDA COP
                       (CVHP/CVMC/FH Obligated Group)            5.125%    04/01/2023         04/01/2010 A      $        45,411
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000      CA Statewide CDA Linked PARS &
                       INFLOS                                    5.600 6   10/01/2011         04/28/2010 B            1,049,680
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Statewide CDA, Series B                6.900     07/01/2008         07/01/2008                 45,130
---------------------------------------------------------------------------------------------------------------------------------
        1,275,000      CA Statewide Financing Authority
                       Tobacco Settlement (TASC)                 5.625     05/01/2029         07/30/2010 C            1,209,593
---------------------------------------------------------------------------------------------------------------------------------
          885,000      CA Statewide Financing Authority
                       Tobacco Settlement (TASC)                 5.625     05/01/2029         04/04/2011 C              839,600
---------------------------------------------------------------------------------------------------------------------------------
          250,000      CA Statewide Financing Authority
                       Tobacco Settlement (TASC)                 6.000     05/01/2037         10/01/2017 B              241,030
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA University (CSU Institute)             4.875     06/01/2008         06/01/2008                100,219
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Valley Health System COP 7,8           6.875     05/15/2023         04/02/2017 B               34,650
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Valley Health System, Series
                       A 7,8                                     6.500     05/15/2025         05/21/2021 B               69,300
---------------------------------------------------------------------------------------------------------------------------------
          500,000      CA Valley Health System, Series A 7       6.500     05/15/2025         05/21/2021 B              346,500
---------------------------------------------------------------------------------------------------------------------------------
          100,000      CA Veterans GO                            4.700     12/01/2012         06/01/2008 A              100,076
---------------------------------------------------------------------------------------------------------------------------------
          950,000      CA Veterans GO 1                          5.125     12/01/2019         06/01/2008 A              950,171
---------------------------------------------------------------------------------------------------------------------------------
          180,000      CA Veterans GO                            5.300     12/01/2029         06/01/2008 A              180,029
---------------------------------------------------------------------------------------------------------------------------------
        1,730,000      CA Veterans GO 1                          5.400     12/01/2015         12/01/2008 A            1,755,483
---------------------------------------------------------------------------------------------------------------------------------
        4,445,000      CA Veterans GO, Series BH 1               5.400     12/01/2014         12/01/2008 A            4,518,076
---------------------------------------------------------------------------------------------------------------------------------
          310,000      CA Veterans GO, Series BH                 5.400     12/01/2016         12/01/2009 A              313,804
---------------------------------------------------------------------------------------------------------------------------------
           45,000      CA Veterans GO, Series BJ                 5.700     12/01/2032         12/19/2008 A               45,130
---------------------------------------------------------------------------------------------------------------------------------
          110,000      CA Veterans GO, Series BP                 5.500     12/01/2026         06/01/2008 A              110,018
---------------------------------------------------------------------------------------------------------------------------------
          180,000      CA Veterans GO, Series BR                 5.250     12/01/2026         06/01/2008 A              180,029
---------------------------------------------------------------------------------------------------------------------------------
           90,000      CA Veterans GO, Series BX                 5.000     12/01/2014         06/01/2008 A               90,087
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Veterans GO, Series BX                 5.450     12/01/2024         06/01/2008 A               10,016
---------------------------------------------------------------------------------------------------------------------------------
          140,000      CA Veterans GO, Series BX                 5.500     12/01/2031         06/01/2008 A              140,206
---------------------------------------------------------------------------------------------------------------------------------
        6,610,000      CA Veterans GO, Series BZ                 5.350     12/01/2021         06/01/2008 A            6,611,454
---------------------------------------------------------------------------------------------------------------------------------
           75,000      CA Water Resource Devel. GO,
                       Series N                                  5.500     06/01/2011         06/01/2008 A               75,169
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Water Resource Devel. GO,
                       Series P                                  5.800     06/01/2011         06/01/2008 A               10,026
---------------------------------------------------------------------------------------------------------------------------------
           25,000      CA Water Resource Devel. GO,
                       Series P                                  5.800     06/01/2014         06/01/2008 A               25,065
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Water Resource Devel. GO,
                       Series Q                                  5.000     03/01/2016         09/01/2008 A               50,086
---------------------------------------------------------------------------------------------------------------------------------
           10,000      CA Western Hills Water District
                       Special Tax (Diablo Grande
                       Community Facilities)                     3.750     09/01/2010         09/01/2010                  9,162
---------------------------------------------------------------------------------------------------------------------------------
          120,000      CA Western Hills Water District
                       Special Tax (Diablo Grande
                       Community Facilities)                     6.000     09/01/2024         06/21/2021 B               87,166
---------------------------------------------------------------------------------------------------------------------------------
           50,000      CA Western Hills Water District
                       Special Tax (Diablo Grande
                       Community Facilities)                     6.125     09/01/2031         03/23/2029 B               33,896
---------------------------------------------------------------------------------------------------------------------------------
          115,000      CA Western Hills Water District
                       Special Tax (Diablo Grande
                       Community Facilities)                     6.750     09/01/2022         06/06/2018 C               93,300
---------------------------------------------------------------------------------------------------------------------------------

             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          45,000      CA Western Hills Water District
                       Special Tax (Diablo Grande
                       Community Facilities)                     6.875%    09/01/2031         04/30/2027 B      $        33,624
---------------------------------------------------------------------------------------------------------------------------------
          210,000      CA William S. Hart Union School
                       District                                  6.000     09/01/2027         04/13/2026 B              205,863
---------------------------------------------------------------------------------------------------------------------------------
          140,000      CA Y/S School Facilities
                       Financing Authority (Chula Vista
                       Elementary School)                        5.000     09/01/2015         09/01/2008 A              143,403
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Calleguas-Las Virgines, CA Public
                       Financing Authority Municipal
                       Water District                            5.000     11/01/2023         07/30/2010 C               50,855
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Camarillo, CA Hsg. (Park Glenn
                       Apartments)                               5.400     03/01/2028         03/01/2009 A               75,009
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Campbell, CA Improvement Bond Act
                       1915 (Dillon-Gilman Local
                       Improvement District)                     7.150     09/02/2012         09/02/2008 A               25,967
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Camrosa, CA Water District                5.500     01/15/2011         07/15/2008 A               60,434
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Capistrano, CA Unified School
                       District (Education & Support
                       Facilities) COP                           5.250     12/01/2026         06/01/2008 A               40,047
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Capistrano, CA Unified School
                       District (Las Flores)                     5.000     09/01/2023         09/01/2010 A               76,415
---------------------------------------------------------------------------------------------------------------------------------
          130,000      Carlsbad, CA Hsg. and Redevel.
                       Commission Tax Allocation                 5.250     09/01/2019         09/01/2008 A              130,745
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Carlsbad, CA Improvement Bond Act
                       1915                                      5.550     09/02/2028         08/29/2022 B               73,586
---------------------------------------------------------------------------------------------------------------------------------
          120,000      Carlsbad, CA Improvement Bond Act
                       1915                                      5.950     09/02/2025         09/02/2012 A              121,565
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Carlsbad, CA Improvement Bond Act
                       1915                                      6.000     09/02/2022         09/02/2008 A               30,005
---------------------------------------------------------------------------------------------------------------------------------
          125,000      Carlsbad, CA Unified School
                       District COP (Aviara Oaks Middle
                       School)                                   5.300     06/01/2022         06/01/2008 A              125,161
---------------------------------------------------------------------------------------------------------------------------------
          105,000      Carson, CA Improvement Bond
                       Act 1915                                  7.375     09/02/2022         09/02/2008 A              105,516
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Castaic, CA Union School District
                       Community Facilities District
                       No. 92-1                                  8.500     10/01/2013         10/01/2008 A               61,091
---------------------------------------------------------------------------------------------------------------------------------
        2,750,000      Castaic, CA Union School District
                       Community Facilities District
                       No. 92-1 1                                9.000     10/01/2019         10/01/2008 A            2,786,548
---------------------------------------------------------------------------------------------------------------------------------
           70,000      Cathedral City, CA Improvement
                       Bond Act 1915                             5.950     09/02/2034         05/03/2032 B               66,220
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Cathedral City, CA Special Tax
                       Community Facilities District No. 1       6.625     09/01/2023         09/01/2008 A               51,062
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Cathedral City, CA Special Tax
                       Community Facilities District No. 1       6.700     09/01/2030         09/01/2008 A               50,668
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Central CA Unified School District        5.625     03/01/2018         09/01/2008 A               20,162
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Central Contra Costa, CA
                       Sanitation District                       5.000     09/01/2022         09/01/2010 A               51,911
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Central Valley, CA Financing
                       Authority Cogeneration Project
                       (Carson Ice)                              5.200     07/01/2020         07/01/2008 A              150,168
---------------------------------------------------------------------------------------------------------------------------------

             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          35,000      Chico, CA Improvement Bond Act
                       1915 (Mission Ranch)                      6.625%    09/02/2011         09/02/2008 A      $        36,373
---------------------------------------------------------------------------------------------------------------------------------
           95,000      Chico, CA Improvement Bond Act
                       1915 (Mission Ranch)                      6.625     09/02/2012         09/02/2008 A               98,627
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Chico, CA Improvement Bond Act
                       1915 (Mission Ranch)                      6.625     09/02/2013         09/02/2008 A              103,751
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Chino Hills, CA Improvement Bond
                       Act 1915                                  7.500     09/02/2016         09/02/2008 A               31,088
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Chino Hills, CA Improvement Bond
                       Act 1915                                  7.600     09/02/2021         09/02/2008 A                5,174
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Chino, CA Community Facilities
                       District Special Tax                      5.750     09/01/2034         10/11/2032 B               51,566
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Chowchilla, CA Improvement Bond
                       Act 1915                                  6.700     09/02/2027         09/02/2014 A               26,052
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Chula Vista, CA Community
                       Facilities District (Eastlake Woods)      5.700     09/01/2016         09/01/2013 A               56,881
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Chula Vista, CA Community
                       Facilities District (Eastlake Woods)      6.100     09/01/2021         09/01/2011 A               15,386
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Chula Vista, CA Improvement Bond
                       Act 1915 Assessment District No.
                       94-1 (Eastlake)                           7.000     09/02/2015         09/02/2008 A               10,365
---------------------------------------------------------------------------------------------------------------------------------
       12,500,000      Chula Vista, CA Industrial Devel.
                       (San Diego Gas & Electric Company)        5.000     12/01/2027         12/01/2027             12,269,875
---------------------------------------------------------------------------------------------------------------------------------
          240,000      Chula Vista, CA Redevel. Agency           5.375     09/01/2029         09/01/2012 A              246,300
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Chula Vista, CA Special Tax               7.625     09/01/2029         09/01/2009 A               65,401
---------------------------------------------------------------------------------------------------------------------------------
          750,000      Coalinga, CA Regional Medical
                       Center COP                                5.000     09/01/2014         08/12/2011 B              826,433
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Colton, CA Community Facilities
                       District Special Tax                      5.800     09/01/2018         09/01/2008 A               25,023
---------------------------------------------------------------------------------------------------------------------------------
          175,000      Colton, CA Joint Unified School
                       District                                  5.700     09/01/2034         10/17/2030 B              159,919
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Colton, CA Joint Unified School
                       District COP                              5.100     06/01/2020         06/01/2008 A               50,064
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Colton, CA Public Financing
                       Authority                                 5.300     08/01/2027         08/01/2010 A               46,047
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Colton, CA Public Financing
                       Authority, Series B                       5.875     08/01/2027         04/28/2019 B               48,101
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Colton, CA Redevel. Agency (West
                       Valley)                                   6.375     09/01/2035         01/23/2032 B               19,998
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000      Compton, CA COP (Civic Center &
                       Capital Improvement)                      5.500     09/01/2015         09/01/2008 A            2,557,150
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Concord, CA Joint Powers Financing
                       Authority (Concord Police Facilities)     5.250     08/01/2019         08/01/2008 A               40,033
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Contra Costa County, CA Public
                       Financing Authority (Pleasant
                       Hill Bart)                                5.125     08/01/2019         08/01/2011 A               20,013
---------------------------------------------------------------------------------------------------------------------------------
        3,075,000      Contra Costa County, CA Special
                       Tax Community Facilities District 1       5.580     08/01/2016         06/28/2010 C            3,104,151
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Contra Costa, CA Community
                       College District COP (Diablo
                       Valley College)                           6.000     06/01/2021         06/01/2008 A               25,036
---------------------------------------------------------------------------------------------------------------------------------

             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         100,000      Corona, CA Redevel. Agency Tax
                       Allocation                                5.400%    09/01/2011         09/01/2008 A      $       100,868
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Corona, CA Redevel. Agency Tax
                       Allocation                                5.500     09/01/2016         09/01/2008 A               25,222
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Corona-Norco, CA Unified School
                       District                                  5.625     09/01/2033         01/09/2030 B               13,594
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Corona-Norco, CA Unified School
                       District                                  5.750     09/01/2014         09/01/2008 A              101,031
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Costa Mesa, CA COP                        5.750     12/01/2012         12/01/2008 A               20,158
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Crescent City, CA Public
                       Financing Authority                       7.750     09/15/2012         09/15/2008 A               55,140
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Cypress, CA Improvement Bond Act
                       1915 (Business & Professional
                       Center)                                   5.700     09/02/2022         08/17/2018 B               19,617
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Davis, CA Joint Unified School
                       District Special Tax                      5.300     08/15/2024         08/15/2008 A               20,100
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Davis, CA Public Facilities
                       Financing Authority (Local Agency)        5.750     09/01/2029         09/01/2008 A               20,432
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Del Mar, CA Unified School
                       District                                  5.875     09/01/2029         10/13/2027 B                9,532
---------------------------------------------------------------------------------------------------------------------------------
          300,000      Del Mar, CA Unified School
                       District                                  5.875     09/01/2038         01/19/2035 B              278,925
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Dixon, CA Public Financing
                       Authority                                 5.150     09/02/2020         09/02/2008 A               45,240
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Dixon, CA Public Financing
                       Authority                                 5.700     09/02/2020         10/13/2017 B               40,000
---------------------------------------------------------------------------------------------------------------------------------
          480,000      Downey, CA Community Devel.
                       Commission Tax Allocation (Downey
                       Redevel.)                                 5.125     08/01/2020         08/01/2008 A              481,858
---------------------------------------------------------------------------------------------------------------------------------
          245,000      Duarte, CA COP (Hope National
                       Medical Center)                           5.250     04/01/2024         05/08/2022 B              228,573
---------------------------------------------------------------------------------------------------------------------------------
          205,000      Duarte, CA Hsg. (Heritage Park
                       Apartments)                               5.850     05/01/2030         11/01/2009 A              207,649
---------------------------------------------------------------------------------------------------------------------------------
           30,000      East Bay, CA Municipal Utility
                       District                                  5.250     06/01/2018         06/01/2008 A               30,382
---------------------------------------------------------------------------------------------------------------------------------
           10,000      East Bay, CA Municipal Utility
                       District (Wastewater Treatment)           5.250     06/01/2017         06/01/2008 A               10,127
---------------------------------------------------------------------------------------------------------------------------------
           25,000      East Side CA Union High School
                       District                                  5.250     09/01/2025         09/01/2008 A               25,139
---------------------------------------------------------------------------------------------------------------------------------
           90,000      Eastern CA Municipal Water
                       District Community Facilities
                       Special Tax (Crown Valley Village)        5.500     09/01/2028         09/14/2027 B               82,233
---------------------------------------------------------------------------------------------------------------------------------
           65,000      Eastern CA Municipal Water
                       District Community Facilities
                       Special Tax (Crown Valley Village)        5.625     09/01/2034         04/30/2032 B               58,735
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Eastern CA Municipal Water
                       District Community Facilities
                       Special Tax (Promontory Park)             5.500     09/01/2024         03/24/2023 B               47,142
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Eastern CA Municipal Water
                       District Improvement Bond Act 1915        5.750     09/02/2020         09/02/2020                 15,002
---------------------------------------------------------------------------------------------------------------------------------
          140,000      El Dorado County, CA Special Tax          6.250     09/01/2029         09/01/2011 A              141,513
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Emeryville, CA Public Financing
                       Authority                                 6.100     09/01/2012         09/01/2008 A               25,059
---------------------------------------------------------------------------------------------------------------------------------

             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         145,000      Emeryville, CA Public Financing
                       Authority                                 6.200%    09/01/2025         09/01/2008 A      $       145,046
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Encinitas, CA Improvement Bond
                       Act 1915                                  6.900     09/02/2017         09/01/2008 A               20,098
---------------------------------------------------------------------------------------------------------------------------------
          105,000      Etiwanda, CA School District
                       Special Tax                               5.900     09/01/2031         09/01/2009 A              111,893
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Fairfax, CA GO                            6.100     08/01/2025         08/01/2008 A               51,103
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Fairfield, CA Improvement Bond
                       Act 1915 (Green Valley
                       Road/Mangels Blvd.)                       7.200     09/02/2009         09/02/2008 A               26,057
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Fairfield, CA Improvement Bond
                       Act 1915 (Green Valley
                       Road/Mangels Blvd.)                       7.375     09/02/2018         09/02/2008 A                5,183
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Florin, CA Resource Conservation
                       District COP 7                            6.000     02/01/2029         04/03/2027 B               14,523
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Folsom, CA Improvement Bond
                       Act 1915                                  6.500     09/02/2013         09/02/2008 A               10,063
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Folsom, CA Public Financing
                       Authority                                 5.000     11/01/2028         11/01/2008 A               20,003
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Folsom, CA Public Financing
                       Authority                                 5.400     09/02/2020         08/14/2017 B               24,093
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Folsom, CA Public Financing
                       Authority                                 5.625     09/02/2020         06/15/2017 B               24,932
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Folsom, CA Public Financing
                       Authority                                 6.400     09/02/2009         09/02/2008 A               30,316
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Folsom, CA Public Financing
                       Authority                                 6.875     09/02/2019         09/02/2008 A               10,051
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Folsom, CA Public Financing
                       Authority                                 7.200     09/02/2019         09/02/2008 A               25,130
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Folsom, CA Special Tax Community
                       Facilities District No. 7                 6.000     09/01/2024         08/22/2020 B               30,011
---------------------------------------------------------------------------------------------------------------------------------
          265,000      Fontana, CA Special Tax (Citrus)          5.000     09/01/2020         09/01/2020                245,271
---------------------------------------------------------------------------------------------------------------------------------
          140,000      Fontana, CA Special Tax (Sierra
                       Hills)                                    6.000     09/01/2034         12/22/2030 B              132,138
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Fontana, CA Special Tax Community
                       Facilities District No. 4                 7.125     10/01/2015         10/01/2008 A               10,096
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Fowler, CA Public Financing
                       Authority                                 6.750     09/15/2023         09/15/2009 A               25,693
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Fremont, CA Unified School
                       District                                  5.250     09/01/2016         09/01/2008 A               30,659
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Fresno, CA Unified School
                       District COP                              4.625     05/01/2011         05/01/2008 A               25,243
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Fresno, CA Water System, Series A         5.000     06/01/2024         06/01/2010 A              100,074
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Fullerton, CA Community
                       Facilities District No. 1 Special
                       Tax (Amerige Heights)                     6.200     09/01/2032         09/01/2012 A               25,305
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Fullerton, CA School District
                       Special Tax                               6.300     09/01/2023         09/01/2013 A               83,063
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Galt, CA Improvement Bond Act 1915        5.900     09/02/2022         09/02/2022                 10,149
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Garden Grove, CA COP (Bahia
                       Village/Emerald Isle)                     5.700     08/01/2023         08/01/2008 A               50,212
---------------------------------------------------------------------------------------------------------------------------------

             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          50,000      Garden Grove, CA Hsg. Authority
                       (Rose Garden)                             6.375%    07/01/2012         07/01/2008 A      $        50,123
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Granada, CA Sanitation District
                       Improvement Bond Act 1915                 6.125     09/02/2022         03/02/2011 A               20,234
---------------------------------------------------------------------------------------------------------------------------------
          950,000      Grass Valley, CA Redevel. Agency
                       Tax Allocation 1                          6.400     12/01/2034         12/01/2008 A              981,426
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Hawthorne, CA Community Redevel.
                       Agency                                    6.600     10/01/2019         10/01/2008 A               10,333
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Hawthorne, CA Community Redevel.
                       Agency Special Tax                        6.450     10/01/2017         10/01/2008 A               10,335
---------------------------------------------------------------------------------------------------------------------------------
          880,000      Hawthorne, CA Community Redevel.
                       Agency Special Tax                        6.750     10/01/2025         10/01/2012 A              908,970
---------------------------------------------------------------------------------------------------------------------------------
          145,000      Hawthorne, CA Parking Authority           8.000     09/01/2015         09/01/2008 A              149,351
---------------------------------------------------------------------------------------------------------------------------------
          135,000      Hawthorne, CA Parking Authority           8.125     09/01/2019         09/01/2008 A              135,852
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Hayward, CA Improvement Bond Act
                       1915                                      7.100     09/02/2018         09/01/2008 A               45,234
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Hayward, CA Public Finance
                       Authority (Hayward Water System)          5.000     06/01/2011         06/01/2008 A               50,086
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Hayward, CA Public Finance
                       Authority (Hayward Water System)          5.100     06/01/2013         06/01/2008 A               50,090
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Healdsburg, CA Community Redevel.
                       Agency (Sotoyome Community Devel.)        5.250     12/01/2025         06/01/2008 A               40,044
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000      Hesperia, CA Public Financing
                       Authority, Tranche A 1                    6.250     09/01/2035         09/01/2035              1,977,820
---------------------------------------------------------------------------------------------------------------------------------
        2,250,000      Hi-Desert, CA Memorial Health
                       Care District                             5.500     10/01/2015         10/01/2008 A            2,256,413
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Hollister, CA Improvement Bond
                       Act 1915                                  7.125     09/02/2022         09/02/2008 A               10,341
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Huntington Beach, CA Community
                       Facilities District                       5.400     10/01/2020         10/01/2011 A               15,167
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Huntington Beach, CA Community
                       Facilities District Special Tax           6.250     09/01/2027         09/01/2012 A               20,062
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Huntington Beach, CA Public
                       Financing Authority                       5.500     12/15/2022         06/15/2008 A               25,293
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Huntington Beach, CA Public
                       Financing Authority                       5.500     12/15/2027         06/15/2008 A               10,112
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Imperial County, CA Special Tax           6.500     09/01/2031         03/04/2026 B               35,022
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Indio, CA Community Facilities
                       District Special Tax (Talavera)           5.000     09/01/2017         09/01/2017                 49,246
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Indio, CA Hsg. (Olive Court
                       Apartments)                               6.375     12/01/2026         12/01/2009 A              101,073
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Indio, CA Improvement Bond
                       Act 1915                                  6.350     09/02/2027         09/02/2014 A               20,610
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Indio, CA Improvement Bond
                       Act 1915                                  6.375     09/02/2027         09/02/2014 A               20,226
---------------------------------------------------------------------------------------------------------------------------------
          145,000      Indio, CA Public Financing
                       Authority                                 5.350     08/15/2027         08/15/2008 A              146,953
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Industry, CA Urban Devel. Agency          5.000     05/01/2024         05/01/2020 A               25,538
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Irvine, CA Improvement Bond
                       Act 1915                                  5.550     09/02/2026         06/15/2023 B              143,811
---------------------------------------------------------------------------------------------------------------------------------

             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          20,000      Irvine, CA Improvement Bond
                       Act 1915                                  5.600%    09/02/2022         09/02/2014 A      $        20,097
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Irvine, CA Improvement Bond
                       Act 1915                                  5.625     09/02/2024         04/30/2022 B               29,776
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Irvine, CA Mobile Home Park
                       (Meadows Mobile Home Park)                6.050     03/01/2028         02/23/2024 B               24,348
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Irvine, CA Unified School
                       District Special Tax Community
                       Facilities District No. 86-1              5.500     11/01/2013         11/01/2008 A              102,212
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Jefferson, CA Union High School
                       District                                  5.000     08/01/2024         08/01/2009 A               30,386
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Jefferson, CA Union High School
                       District                                  5.125     08/01/2029         08/01/2009 A               25,144
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Jurupa, CA Community Facilities
                       District Special Tax                      5.875     09/01/2033         03/26/2029 B               75,092
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Jurupa, CA Community Services
                       District COP                              5.125     09/01/2013         09/01/2008 A               50,341
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Jurupa, CA Community Services
                       District Special Tax                      6.125     09/01/2032         09/01/2011 A               20,049
---------------------------------------------------------------------------------------------------------------------------------
           70,000      Kern County, CA (Fire Dept.) COP          5.250     05/01/2013         05/01/2008 A               70,487
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Kern County, CA (Fire Dept.) COP          5.250     05/01/2015         05/01/2008 A               50,348
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Kern County, CA COP                       5.750     08/01/2009         08/01/2008 A              150,389
---------------------------------------------------------------------------------------------------------------------------------
           25,000      King, CA Community Devel. Agency
                       Tax Allocation (King City Redevel.)       7.000     09/01/2021         09/01/2008 A               25,027
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Kingsburg, CA Public Financing
                       Authority                                 7.800     09/15/2010         09/15/2008 A                5,017
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Kingsburg, CA Public Financing
                       Authority                                 8.000     09/15/2021         09/15/2008 A               15,025
---------------------------------------------------------------------------------------------------------------------------------
          100,000      La Canada Flintridge, CA (City
                       Hall Acquisition) COP                     5.250     12/01/2021         12/01/2008 A              100,870
---------------------------------------------------------------------------------------------------------------------------------
           30,000      La Habra, CA Redevel. Agency
                       Community Facilities District             6.000     09/01/2014         09/02/2008 A               30,032
---------------------------------------------------------------------------------------------------------------------------------
           10,000      La Habra, CA Redevel. Agency
                       Community Facilities District             6.000     09/01/2019         09/02/2008 A               10,002
---------------------------------------------------------------------------------------------------------------------------------
           55,000      La Mesa, CA Improvement Bond
                       Act 1915                                  5.750     09/02/2023         08/18/2019 B               54,088
---------------------------------------------------------------------------------------------------------------------------------
          315,000      La Quinta, CA Redevel. Agency Tax
                       Allocation                                5.200     09/01/2028         09/01/2009 A              316,874
---------------------------------------------------------------------------------------------------------------------------------
           15,000      La Verne, CA COP                          6.000     11/01/2018         11/01/2008 A               15,182
---------------------------------------------------------------------------------------------------------------------------------
        1,835,000      Lake Elsinore, CA Improvement
                       Bond Act 1915 1                           7.000     09/02/2030         09/02/2010 A            1,916,272
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Lake Elsinore, CA School
                       Financing Authority                       6.000     09/01/2011         09/01/2008 A               60,404
---------------------------------------------------------------------------------------------------------------------------------
          500,000      Lake Elsinore, CA Special Tax             5.100     09/01/2022         04/17/2021 B              481,985
---------------------------------------------------------------------------------------------------------------------------------
        1,135,000      Lake Elsinore, CA Unified School
                       District 1                                5.300     09/01/2026         11/01/2024 B            1,032,600
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Lammersville, CA School District
                       Community Facilities District
                       (Mountain House)                          6.300     09/01/2024         09/01/2012 A               50,943
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Lancaster, CA Community
                       Facilities District Special Tax           6.000     10/01/2016         10/01/2010 A               61,000
---------------------------------------------------------------------------------------------------------------------------------

             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          20,000      Lancaster, CA Redevel. Agency
                       (Desert Sands Mobile Home Park)           6.375%    11/01/2027         11/01/2009 A      $        20,065
---------------------------------------------------------------------------------------------------------------------------------
          115,000      Lathrop, CA Financing Authority
                       (Water Supply)                            5.700     06/01/2019         06/01/2019                114,164
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Lathrop, CA Financing Authority
                       (Water Supply)                            5.750     06/01/2020         06/01/2020                 14,890
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Lathrop, CA Financing Authority
                       (Water Supply)                            5.900     06/01/2023         06/01/2023                 49,726
---------------------------------------------------------------------------------------------------------------------------------
        1,440,000      Lathrop, CA Financing Authority
                       (Water Supply) 1                          5.900     06/01/2027         12/26/2025 B            1,389,614
---------------------------------------------------------------------------------------------------------------------------------
        1,075,000      Lathrop, CA Financing Authority
                       (Water Supply) 1                          6.000     06/01/2035         03/21/2032 B            1,021,917
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Lathrop, CA Improvement Bond
                       Act 1915                                  6.000     09/02/2021         03/02/2014 A               10,050
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Lathrop, CA Improvement Bond
                       Act 1915 (Louise Avenue)                  6.875     09/02/2017         09/01/2008 A               15,505
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Lathrop, CA Improvement Bond
                       Act 1915 (Mossdale Village)               6.000     09/02/2023         09/02/2023                 10,021
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Lathrop, CA Improvement Bond
                       Act 1915 (Mossdale Village)               6.125     09/02/2028         10/15/2026 B               59,410
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Lincoln, CA Improvement Bond
                       Act 1915 Public Financing
                       Authority (Twelve Bridges)                6.200     09/02/2025         09/02/2011 A              151,943
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Lincoln, CA Public Financing
                       Authority (Public Safety & Corp.
                       Yard)                                     5.000     08/01/2028         08/01/2008 A               10,005
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Lincoln, CA Public Financing
                       Authority (Twelve Bridges)                6.125     09/02/2027         09/02/2011 A               25,241
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Livermore, CA Capital Projects
                       Financing Authority                       5.650     09/02/2016         09/01/2008 A               25,524
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Livermore, CA Community
                       Facilities District Special Tax
                       (Tri Valley Tech Park)                    5.750     09/01/2012         09/01/2010 A               15,365
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Livermore, CA Community
                       Facilities District Special Tax
                       (Tri Valley Tech Park)                    6.400     09/01/2026         09/01/2010 A               50,281
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Livermore, CA Community
                       Facilities District Special Tax
                       (Tri Valley Tech Park)                    6.400     09/01/2030         09/01/2010 A               15,052
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Long Beach, CA Airport COP                5.000     06/01/2016         06/01/2008 A               50,086
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Long Beach, CA Bond Finance
                       Authority (Civic Center)                  5.000     10/01/2027         10/01/2009 A               50,175
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Long Beach, CA Special Tax (Pike)         6.250     10/01/2026         02/25/2023 B               24,451
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Long Beach, CA Special Tax (Pine
                       Avenue)                                   6.375     09/01/2023         09/01/2011 A               35,647
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Long Beach, CA Special Tax (Towne
                       Center)                                   5.900     10/01/2010         10/01/2008 A              151,317
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Long Beach, CA Special Tax (Towne
                       Center)                                   6.800     10/01/2020         10/01/2008 A               50,226
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Long Beach, CA Special Tax (Towne
                       Center)                                   6.875     10/01/2025         10/01/2008 A               20,072
---------------------------------------------------------------------------------------------------------------------------------

             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000      Long Beach, CA Unified School
                       District                                  5.250%    08/01/2029         08/01/2009 A      $        25,339
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Long Beach, CA Unified School
                       District                                  5.300     08/01/2018         08/01/2008 A               20,084
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Long Beach, CA Unified School
                       District                                  5.500     08/01/2029         08/01/2008 A               50,202
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Los Angeles County, CA Community
                       Facilities District No. 4 Special
                       Tax                                       7.750     09/01/2017         09/01/2008 A               10,079
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Los Angeles County, CA COP
                       (Insured Health Clinic)                   5.750     01/01/2024         07/01/2008 A               50,036
---------------------------------------------------------------------------------------------------------------------------------
           85,000      Los Angeles County, CA COP
                       (Insured Health Clinic)                   5.800     12/01/2023         06/01/2008 A               85,110
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Los Angeles County, CA
                       Metropolitan Transportation
                       Authority                                 5.000     07/01/2015         07/01/2009 A               10,347
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Los Angeles County, CA
                       Metropolitan Transportation
                       Authority                                 5.000     07/01/2023         07/01/2010 A               25,569
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Los Angeles County, CA
                       Metropolitan Transportation
                       Authority                                 5.000     07/01/2023         07/01/2009 A                5,038
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Los Angeles, CA Community
                       Facilities District Special Tax
                       (Cascade Business Park)                   6.400     09/01/2022         09/01/2009 A              100,900
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Los Angeles, CA Community
                       Redevel. Agency (Cinerama Dome
                       Public Parking)                           5.700     07/01/2020         07/01/2020                 23,047
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.100     12/01/2015         05/01/2008 A               40,013
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.200     12/01/2017         06/01/2008 A               50,009
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.200     12/01/2018         05/01/2008 A               50,004
---------------------------------------------------------------------------------------------------------------------------------
          120,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.200     12/01/2019         05/01/2008 A              120,004
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.250     12/01/2020         05/01/2008 A               35,002
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Los Angeles, CA Community
                       Redevel. Agency (Grand Central
                       Square)                                   5.250     12/01/2021         05/01/2008 A               55,001
---------------------------------------------------------------------------------------------------------------------------------
          140,000      Los Angeles, CA Dept. of Airports
                       (Los Angeles International
                       Airport)                                  5.500     05/15/2009         05/15/2008 A              140,217
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Los Angeles, CA Dept. of Airports
                       (Los Angeles International
                       Airport)                                  5.500     05/15/2015         05/15/2008 A               15,008
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Los Angeles, CA Dept. of Airports
                       (Los Angeles International
                       Airport)                                  5.625     05/15/2012         05/15/2008 A               20,020
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Los Angeles, CA Dept. of Airports
                       (Los Angeles International
                       Airport)                                  5.625     05/15/2013         05/15/2008 A               45,040
---------------------------------------------------------------------------------------------------------------------------------

             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          15,000      Los Angeles, CA Dept. of Water &
                       Power                                     4.750%    08/15/2017         08/15/2008 A      $        15,022
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Los Angeles, CA Dept. of Water &
                       Power                                     4.750     10/15/2020         10/15/2008 A               10,011
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Los Angeles, CA Dept. of Water &
                       Power                                     5.000     07/01/2024         07/01/2009 A                5,071
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Los Angeles, CA Hsg. (Arminta
                       North & South)                            7.700     06/20/2028         06/20/2008 A               15,590
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Los Angeles, CA Hsg. (Multifamily)        5.750     01/01/2024         07/01/2008 A                5,008
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Los Angeles, CA Hsg. (Multifamily)        5.900     01/01/2030         07/01/2009 A               45,228
---------------------------------------------------------------------------------------------------------------------------------
        1,200,000      Los Angeles, CA Hsg. (Park Plaza)         5.500     01/20/2043         07/20/2013 A            1,205,292
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Los Angeles, CA Hsg. Authority
                       (Palms Apartments)                        5.300     07/01/2018         07/01/2010 A               10,095
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Los Angeles, CA Mtg. (Section 8)          5.350     07/01/2022         07/01/2008 A               75,032
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Los Angeles, CA Mtg. (Section 8)          6.500     07/01/2022         09/01/2008 A               25,335
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Los Angeles, CA Regional Airports
                       Improvement Corp. (Laxfuel Corp.)         5.250     01/01/2023         01/01/2012 A              100,257
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Los Banos, CA Sewer System COP            5.000     12/01/2019         06/01/2008 A               75,095
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Los Banos, CA Unified School
                       District COP                              5.625     08/01/2016         08/01/2008 A               15,110
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Madera County, CA COP (Valley
                       Children's Hospital)                      5.000     03/15/2023         03/15/2010 A               25,273
---------------------------------------------------------------------------------------------------------------------------------
          275,000      Madera County, CA COP (Valley
                       Children's Hospital) 1                    5.750     03/15/2028         09/15/2008 A              275,432
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Mammoth Lakes, CA Community
                       Facilities District (North
                       Village Area)                             5.750     10/01/2033         09/17/2029 B               46,149
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Martinez, CA Mtg. (Ridgecrest
                       Apartments)                               5.625     07/01/2025         07/01/2008 A               10,006
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Menifee, CA Union School District
                       Special Tax                               6.050     09/01/2026         10/14/2024 B               24,631
---------------------------------------------------------------------------------------------------------------------------------
          125,000      Mill Valley, CA COP (The Redwoods)        5.750     12/01/2020         06/01/2008 A              126,501
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Milpitas, CA Improvement Bond
                       Act 1915                                  5.700     09/02/2018         09/02/2014 A               10,050
---------------------------------------------------------------------------------------------------------------------------------
          415,000      Modesto, CA Irrigation District
                       COP                                       5.300     07/01/2022         07/01/2008 A              415,544
---------------------------------------------------------------------------------------------------------------------------------
        3,225,000      Modesto, CA Irrigation District
                       COP 1                                     5.300     07/01/2022         07/01/2008 A            3,226,645
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Monrovia, CA Redevel. Agency
                       Public Parking Facilities                 5.200     04/01/2013         10/01/2008 A               25,047
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Montclair, CA Redevel. Agency
                       Mobile Home Park (Augusta Homes
                       Villa Del Arroyo)                         6.100     11/15/2037         09/06/2034 B                9,902
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Montclair, CA Redevel. Agency
                       Mobile Home Park (Hacienda Mobile
                       Home Park)                                6.000     11/15/2029         02/08/2027 B               24,746
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Montclair, CA Redevel. Agency
                       Mobile Home Park (Villa Mobile
                       Home Park)                                6.100     06/15/2029         07/16/2023 B               19,818
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Montebello, CA Community Redevel.
                       Agency (South Montebello)                 5.500     09/01/2022         03/27/2021 B                9,743
---------------------------------------------------------------------------------------------------------------------------------

             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$           5,000      Monterey County, CA Hsg.
                       Authority (Parkside Manor
                       Apartments)                               6.000%    01/01/2029         10/01/2010 C      $         4,780
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.500     03/01/2010         09/01/2008 A               10,073
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.500     03/01/2011         09/01/2008 A               30,285
---------------------------------------------------------------------------------------------------------------------------------
           65,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.600     03/01/2012         09/01/2008 A               65,773
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.600     03/01/2013         09/01/2008 A               50,713
---------------------------------------------------------------------------------------------------------------------------------
           65,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.700     03/01/2015         09/01/2008 A               66,241
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Monterey, CA Joint Powers
                       Financing Authority (Materials
                       Recovery Facilities)                      5.700     03/01/2016         09/01/2008 A               20,429
---------------------------------------------------------------------------------------------------------------------------------
           95,000      Moorpark, CA Mobile Home Park
                       (Villa Del Arroyo)                        6.300     05/15/2030         05/14/2026 B               93,059
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Moorpark, CA Mobile Home Park
                       (Villa Del Arroyo)                        7.000     05/15/2020         05/25/2016 B                9,627
---------------------------------------------------------------------------------------------------------------------------------
          110,000      Moorpark, CA Mobile Home Park
                       (Villa Del Arroyo)                        7.050     05/15/2035         08/17/2029 B              108,338
---------------------------------------------------------------------------------------------------------------------------------
          140,000      Moorpark, CA Special Tax
                       Community Facilities District
                       No. 97-1                                  6.700     09/01/2027         09/01/2009 A              141,775
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Morgan Hill, CA Improvement Bond
                       Act 1915                                  5.600     09/02/2011         09/02/2008 A               15,067
---------------------------------------------------------------------------------------------------------------------------------
          125,000      Morgan Hill, CA Improvement Bond
                       Act 1915                                  5.600     09/02/2018         09/02/2008 A              125,019
---------------------------------------------------------------------------------------------------------------------------------
          140,000      Morgan Hill, CA Improvement Bond
                       Act 1915                                  5.650     09/02/2023         10/12/2021 B              138,251
---------------------------------------------------------------------------------------------------------------------------------
          350,000      Mountain View, CA Shoreline
                       Regional Park Community                   5.500     08/01/2013         08/01/2008 A              352,401
---------------------------------------------------------------------------------------------------------------------------------
          205,000      Mountain View, CA Shoreline
                       Regional Park Community                   5.500     08/01/2021         08/01/2008 A              205,898
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Murrieta County, CA Water District        6.500     10/01/2015         10/01/2010 A               10,516
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Murrieta County, CA Water
                       District Special Tax Community
                       Facilities District No. 88-1              6.700     12/01/2030         12/01/2010 A               30,621
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Murrieta, CA Community Facilities
                       District Special Tax (Blackmore
                       Ranch)                                    6.100     09/01/2034         09/23/2027 B                9,675
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Murrieta, CA Community Facilities
                       District Special Tax (Bluestone)          6.300     09/01/2031         05/06/2029 B               20,015
---------------------------------------------------------------------------------------------------------------------------------
          700,000      Murrieta, CA Community Facilities
                       District Special Tax (Bremerton)          5.625     09/01/2034         01/13/2031 B              635,831
---------------------------------------------------------------------------------------------------------------------------------

             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         105,000      Murrieta, CA Community Facilities
                       District Special Tax (Murrieta
                       Springs)                                  5.500%    09/01/2034         10/09/2032 B      $        93,095
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Murrieta, CA Improvement Bond Act
                       1915                                      6.375     09/01/2031         09/01/2013 A               56,213
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Murrieta, CA Water Public
                       Financing Authority                       5.700     10/01/2021         10/01/2008 A               50,529
---------------------------------------------------------------------------------------------------------------------------------
        1,020,000      Napa-Vallejo, CA Waste Management
                       Authority (Solid Waste Transfer
                       Facility) 1                               5.300     02/15/2012         08/15/2009 A            1,027,058
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Needles, CA Public Utility
                       Authority                                 6.350     02/01/2012         02/01/2009 A               10,117
---------------------------------------------------------------------------------------------------------------------------------
          190,000      Needles, CA Public Utility
                       Authority                                 6.650     02/01/2032         02/01/2009 A              190,961
---------------------------------------------------------------------------------------------------------------------------------
           40,000      New Haven, CA Unified School
                       District                                  5.250 2   08/01/2018         08/01/2018                 23,518
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Northern CA Power Agency
                       (Hydroelectric)                           5.000     07/01/2018         07/01/2008 A               15,182
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Northern CA Power Agency
                       (Hydroelectric)                           5.125     07/01/2023         07/01/2010 A               15,226
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Northern CA Power Agency
                       (Hydroelectric)                           5.125     07/01/2023         07/01/2010 A               60,724
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Northern CA Power Agency
                       (Hydroelectric)                           5.200     07/01/2032         07/01/2010 A               10,152
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Northern CA Power Agency
                       (Hydroelectric)                           5.200     07/01/2032         07/01/2010 A                5,039
---------------------------------------------------------------------------------------------------------------------------------
        2,830,000      Northern CA Tobacco
                       Securitization Authority (TASC) 1         4.750     06/01/2023         07/18/2011 C            2,678,029
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Novato, CA GO                             5.000     08/01/2012         08/01/2008 A               35,360
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Oakdale, CA Public Financing
                       Authority Tax Allocation (Central
                       City Redevel.)                            5.900     06/01/2014         06/01/2008 A               30,330
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Oakdale, CA Public Financing
                       Authority Tax Allocation (Central
                       City Redevel.)                            6.000     06/01/2019         06/01/2009 A               10,042
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Oakdale, CA Public Financing
                       Authority Tax Allocation (Central
                       City Redevel.)                            6.100     06/01/2027         03/29/2024 B               49,469
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Oakland, CA Unified School
                       District                                  5.000     08/01/2018         08/01/2008 A                5,087
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Ontario, CA Improvement Bond Act
                       1915                                      6.800     09/02/2013         09/02/2008 A               25,183
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Orange County, CA Community
                       Facilities District (Ladera Ranch)        5.550     08/15/2033         06/02/2029 B               24,300
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Orange County, CA Improvement
                       Bond Act 1915                             5.500     09/02/2016         09/02/2008 A               15,026
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Orange County, CA Improvement
                       Bond Act 1915 (Irvine Coast
                       Assessment)                               5.375     09/02/2012         09/02/2008 A               10,043
---------------------------------------------------------------------------------------------------------------------------------
          115,000      Orange County, CA Improvement
                       Bond Act 1915 (Irvine Coast
                       Assessment)                               5.500     09/02/2018         09/02/2008 A              115,068
---------------------------------------------------------------------------------------------------------------------------------

             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          20,000      Orange County, CA Improvement
                       Bond Act 1915 (Irvine Coast
                       Assessment)                               5.850%    09/02/2013         09/02/2008 A      $        20,595
---------------------------------------------------------------------------------------------------------------------------------
           55,000      Oroville, CA Hospital                     5.400     12/01/2022         06/01/2008 A               55,026
---------------------------------------------------------------------------------------------------------------------------------
        1,415,000      Oxnard, CA Harbor District 1              5.550     08/01/2013         08/01/2009 A            1,426,532
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Oxnard, CA Improvement Bond
                       Act 1915                                  5.625     09/02/2027         10/10/2025 B               23,325
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Oxnard, CA Improvement Bond
                       Act 1915 (Rice Avenue)                    5.700     09/02/2032         10/12/2030 B               45,943
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Oxnard, CA School District COP            5.550     08/01/2021         08/01/2008 A               40,103
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Oxnard, CA School District,
                       Series A                                  5.250     08/01/2027         07/24/2023 B               19,033
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Oxnard, CA Special Tax Community
                       Facilities District No. 1                 6.000     09/01/2027         04/13/2026 B                9,759
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Palm Desert, CA Financing
                       Authority                                 5.200     10/01/2028         10/01/2009 A               25,305
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Palm Springs, CA Financing
                       Authority (Palm Springs Regional
                       Airport)                                  5.500     01/01/2028         01/01/2010 A               45,174
---------------------------------------------------------------------------------------------------------------------------------
          125,000      Palmdale, CA Community Facilities
                       District Special Tax                      5.400     09/01/2035         10/09/2033 B              108,875
---------------------------------------------------------------------------------------------------------------------------------
          250,000      Palmdale, CA Community Redevel.
                       Agency                                    5.750     08/01/2009         08/01/2008 A              250,498
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Palo Alto, CA Improvement Bond
                       Act 1915 (University Ave. Area)           5.100     09/02/2024         03/02/2013 A              102,175
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Palo Alto, CA Improvement Bond
                       Act 1915 (University Ave. Area)           5.125     09/02/2025         03/02/2013 A              102,159
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Palo Alto, CA Improvement Bond
                       Act 1915 (University Ave. Area)           5.700     09/02/2018         03/02/2014 A               45,676
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Pasadena, CA Public Financing
                       Authority (Orange Grove & Villa
                       Parke)                                    5.250     06/01/2008         06/01/2008                 50,086
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Pasadena, CA Public Financing
                       Authority (Orange Grove & Villa
                       Parke)                                    5.450     06/01/2012         06/01/2008 A               25,023
---------------------------------------------------------------------------------------------------------------------------------
          275,000      Perris, CA Community Facilities
                       District Special Tax                      6.375     09/01/2032         09/01/2014 A              276,106
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Perris, CA Public Financing
                       Authority                                 5.750     09/01/2024         09/01/2016 A               60,449
---------------------------------------------------------------------------------------------------------------------------------
          160,000      Perris, CA Public Financing
                       Authority                                 7.875     09/01/2025         09/01/2008 A              160,200
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Perris, CA Public Financing
                       Authority, Series A                       6.125     09/01/2034         09/01/2016 A               20,278
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Petaluma, CA Improvement Bond Act
                       1915                                      6.000     09/02/2020         03/02/2009 A               10,028
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Pittsburg, CA Improvement Bond
                       Act 1915                                  6.300     09/02/2025         09/02/2008 A               60,068
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Pittsburg, CA Improvement Bond
                       Act 1915                                  6.350     09/02/2031         05/10/2029 C               10,000
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Pittsburg, CA Improvement Bond
                       Act 1915 (San Marco Phase I)              6.350     09/02/2031         09/02/2012 A               20,053
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Pittsburg, CA Infrastructure
                       Financing Authority                       5.850     09/02/2015         09/02/2010 A               50,640
---------------------------------------------------------------------------------------------------------------------------------
          130,000      Pittsburg, CA Infrastructure
                       Financing Authority, Series B             6.000     09/02/2024         09/02/2010 A              130,178
---------------------------------------------------------------------------------------------------------------------------------

             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$       3,750,000      Pittsburg, CA Redevel Agency Tax
                       Allocation (Los Medanos Community)        5.850% 6  09/01/2036         05/01/2008 A      $     3,750,000
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Placentia, CA Public Financing
                       Authority                                 5.450     09/01/2015         09/01/2008 A               45,398
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Placer County, CA Community
                       Facilities District                       6.500     09/01/2026         09/01/2012 A               10,140
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Placer County, CA Community
                       Facilities District Special Tax
                       No. 2001-1 (Dry Creek)                    6.300     09/01/2019         09/01/2010 A                5,140
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Pleasant Hill, CA Special Tax
                       Downtown Community Facilities
                       District No. 1                            5.875     09/01/2025         03/29/2024 B                9,755
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Pomona, CA Unified School District        5.100     08/01/2028         08/01/2008 A               50,057
---------------------------------------------------------------------------------------------------------------------------------
          515,000      Port of Oakland, CA Series K              5.750     11/01/2021         05/01/2010 A              519,300
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Port Redwood City, CA GO                  5.400     06/01/2019         06/01/2011 A              100,842
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Poway, CA Public Financing
                       Authority (Water Services)                5.500     11/01/2015         11/01/2008 A               20,045
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Poway, CA Unified School District
                       Special Tax Community Facilities
                       District No. 10                           5.750     09/01/2032         03/01/2028 B               28,439
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Poway, CA Unified School District
                       Special Tax Community Facilities
                       District No. 10                           5.950     09/01/2018         09/01/2009 A               25,310
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Poway, CA Unified School District
                       Special Tax Community Facilities
                       District No. 10                           6.100     09/01/2031         03/24/2029 B               34,889
---------------------------------------------------------------------------------------------------------------------------------
          200,000      Poway, CA Unified School District
                       Special Tax Community Facilities
                       District No. 6                            5.600     09/01/2033         06/18/2030 B              198,378
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Rancho Cucamonga, CA Public
                       Finance Authority                         6.000     09/02/2020         09/02/2011 A               10,061
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Rancho Mirage, CA Improvement
                       Bond Act 1915                             5.500     09/02/2024         05/02/2022 B               18,857
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Rancho Mirage, CA Improvement
                       Bond Act 1915                             5.750     09/02/2022         03/28/2021 B               30,003
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Rancho Santa Fe, CA Community
                       Services District Special Tax             6.600     09/01/2020         09/01/2010 A               35,846
---------------------------------------------------------------------------------------------------------------------------------
          440,000      Rancho Santa Fe, CA Community
                       Services District Special Tax             6.700     09/01/2030         09/01/2010 A              447,308
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Redding, CA Electric System COP           5.000     06/01/2017         06/01/2008 A               35,062
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Redding, CA Improvement Bond Act
                       1915 (Tierra Oaks Assesment
                       District 1993-1)                          7.000     09/02/2013         09/02/2008 A               25,947
---------------------------------------------------------------------------------------------------------------------------------
          200,000      Redding, CA Joint Powers
                       Financing Authority Electric
                       System                                    5.250     06/01/2015         06/01/2008 A              200,406
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Redlands, CA Community Facilities
                       District                                  5.850     09/01/2033         05/27/2031 B                9,355
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Redwood City, CA Special Tax              5.750     09/01/2027         06/20/2024 B               94,800
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Reedley, CA COP (Sierra View
                       Homes)                                    5.850     03/01/2021         09/01/2008 A               50,093
---------------------------------------------------------------------------------------------------------------------------------

             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          50,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.000%    09/01/2016         09/01/2016        $        48,980
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.050     09/01/2017         09/01/2017                 24,279
---------------------------------------------------------------------------------------------------------------------------------
           65,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.125     09/01/2018         09/01/2018                 63,043
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.200     09/01/2019         09/01/2019                 96,546
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.250     09/01/2020         09/01/2020                 96,344
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Rialto, CA Special Tax Community
                       Facilities District No. 2006-1            5.250     09/01/2021         09/01/2021                 47,802
---------------------------------------------------------------------------------------------------------------------------------
           80,000      River Islands, CA Public
                       Financing Authority                       6.000     09/01/2027         06/21/2024 B               78,072
---------------------------------------------------------------------------------------------------------------------------------
          100,000      River Islands, CA Public
                       Financing Authority                       6.150     09/01/2035         06/23/2032 B               97,347
---------------------------------------------------------------------------------------------------------------------------------
          250,000      Riverside County, CA Community
                       Facilities District Special Tax           5.000     09/01/2012         09/01/2012                253,043
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Riverside County, CA Community
                       Facilities District Special Tax           6.000     09/01/2030         05/01/2028 B               14,472
---------------------------------------------------------------------------------------------------------------------------------
          150,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 87-1                                  5.100     09/01/2013         09/01/2013                151,587
---------------------------------------------------------------------------------------------------------------------------------
          215,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 87-1                                  5.150     09/01/2014         09/01/2014                217,079
---------------------------------------------------------------------------------------------------------------------------------
          385,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 87-1                                  5.200     09/01/2015         09/01/2015                386,625
---------------------------------------------------------------------------------------------------------------------------------
          225,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 87-1                                  5.250     09/01/2016         09/01/2016                224,307
---------------------------------------------------------------------------------------------------------------------------------
        1,255,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 87-1 1                                5.500     09/01/2020         03/27/2019 B            1,220,425
---------------------------------------------------------------------------------------------------------------------------------
          335,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  4.950     09/01/2008         09/01/2008                336,541
---------------------------------------------------------------------------------------------------------------------------------
          370,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.150     09/01/2010         09/01/2010                378,606
---------------------------------------------------------------------------------------------------------------------------------
          200,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.300     09/01/2011         09/01/2011                205,236
---------------------------------------------------------------------------------------------------------------------------------
          210,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.350     09/01/2012         09/01/2012                215,739
---------------------------------------------------------------------------------------------------------------------------------
          430,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.400     09/01/2013         09/01/2013                441,279
---------------------------------------------------------------------------------------------------------------------------------
          450,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.450     09/01/2014         09/01/2014                462,200
---------------------------------------------------------------------------------------------------------------------------------
          475,000      Riverside County, CA Community
                       Facilities District Special Tax
                       No. 88-8                                  5.500     09/01/2015         09/01/2015                486,324
---------------------------------------------------------------------------------------------------------------------------------
          105,000      Riverside County, CA Public
                       Financing Authority (Menifee
                       Village)                                  7.150     09/01/2011         09/01/2008 A              106,036
---------------------------------------------------------------------------------------------------------------------------------
          505,000      Riverside County, CA Public
                       Financing Authority COP                   5.750     05/15/2019         05/15/2009 A              511,434
---------------------------------------------------------------------------------------------------------------------------------

             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         630,000      Riverside County, CA Public
                       Financing Authority Improvement
                       Bond Act 1915 (Rancho Village)            6.250%    09/02/2013         06/18/2009 C      $       652,277
---------------------------------------------------------------------------------------------------------------------------------
          200,000      Riverside, CA Improvement Bond
                       Act 1915 (Riverwalk Business)             6.250     09/02/2029         10/17/2027 B              200,270
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Riverside, CA Improvement Bond
                       Act 1915 (Sycamore Canyon
                       Assessment District)                      8.500     09/02/2012         09/02/2008 A               15,202
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Riverside, CA Unified School
                       District                                  5.000     02/01/2027         02/01/2013 A               10,029
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Riverside, CA Unified School
                       District                                  5.350     09/01/2024         03/04/2024 B               93,233
---------------------------------------------------------------------------------------------------------------------------------
           90,000      Riverside, CA Unified School
                       District                                  5.450     09/01/2025         10/10/2023 B               84,013
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Riverside, CA Unified School
                       District                                  5.500     09/01/2034         10/10/2032 B               88,662
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Riverside, CA Unified School
                       District                                  5.700     09/01/2034         01/01/2031 B               73,106
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Riverside, CA Unified School
                       District                                  6.000     09/01/2029         05/25/2023 B                9,678
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Rocklin, CA Redevel. Agency Tax
                       Allocation (Rocklin Redevel.)             5.500     09/01/2031         09/01/2031                 19,843
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Romoland, CA School District
                       Special Tax                               6.000     09/01/2033         11/10/2029 B               23,857
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Romoland, CA School District
                       Special Tax                               6.375     09/01/2033         09/01/2012 A               50,126
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Romoland, CA School District
                       Special Tax                               6.375     09/01/2033         09/01/2012 A               50,126
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Roseville, CA Special Tax (North
                       Central Community District)               5.800     09/01/2017         09/01/2011 A               45,724
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Roseville, CA Special Tax
                       (Stoneridge)                              6.000     09/01/2020         09/01/2013 A               22,476
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Sacramento County, CA Airport
                       System                                    5.750     07/01/2024         07/01/2008 A               40,066
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000      Sacramento County, CA Airport
                       System, Series B 1                        5.000     07/01/2026         07/01/2010 A            5,074,150
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Sacramento County, CA Airport
                       System, Series B                          5.750     07/01/2024         07/01/2008 A               75,239
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Sacramento County, CA COP                 5.375     02/01/2019         08/01/2008 A               25,288
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Sacramento County, CA Hsg.
                       Authority (Cottage Estates
                       Apartments) 1                             6.000     02/01/2033         08/01/2012 A            1,019,390
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Sacramento County, CA Sanitation
                       District Financing Authority              5.600     12/01/2017         12/01/2008 A               20,052
---------------------------------------------------------------------------------------------------------------------------------
          230,000      Sacramento, CA City Financing
                       Authority (Convention Center
                       Hotel)                                    6.250     01/01/2030         05/07/2023 B              216,085
---------------------------------------------------------------------------------------------------------------------------------
          375,000      Sacramento, CA Cogeneration
                       Authority                                 5.200     07/01/2021         07/01/2008 A              375,428
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Sacramento, CA Improvement Bond
                       Act 1915 (Citywide Landscaping &
                       Lighting)                                 5.500     09/02/2016         09/02/2008 A               10,092
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Sacramento, CA Municipal Utility
                       District                                  5.125     07/01/2022         07/01/2009 A               30,233
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Sacramento, CA Municipal Utility
                       District                                  5.200     07/01/2017         07/01/2008 A               25,546
---------------------------------------------------------------------------------------------------------------------------------

             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          55,000      Sacramento, CA Municipal Utility
                       District                                  5.750%    11/15/2009         05/15/2008 A      $        57,501
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Sacramento, CA Municipal Utility
                       District                                  8.000     11/15/2010         05/15/2008 A               20,549
---------------------------------------------------------------------------------------------------------------------------------
           70,000      Sacramento, CA Special Tax                5.700     12/01/2020         09/15/2017 B               69,383
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Sacramento, CA Special Tax (North
                       Natomas Community Facilities)             6.300     09/01/2026         03/01/2011 A               30,228
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Saddleback Valley, CA Unified
                       School District                           5.650     09/01/2017         09/01/2008 A               10,027
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Saddleback Valley, CA Unified
                       School District                           7.200     12/01/2011         06/01/2008 A                5,013
---------------------------------------------------------------------------------------------------------------------------------
          875,000      Saddleback, CA Community College
                       District                                  5.500     06/01/2021         06/01/2008 A              877,511
---------------------------------------------------------------------------------------------------------------------------------
           95,000      Salida, CA Public Facilities
                       Financing Agency                          5.250     09/01/2028         09/01/2009 A               96,773
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Salinas, CA Improvement Bond
                       Act 1915                                  5.450     09/02/2013         09/02/2013                102,384
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Salinas, CA Improvement Bond
                       Act 1915 (Bella Vista)                    5.500     09/02/2013         09/02/2008 A               51,623
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Salinas, CA Redevel. Agency Tax
                       Allocation (Central City
                       Revitalization)                           5.500     11/01/2010         11/01/2008 A               30,375
---------------------------------------------------------------------------------------------------------------------------------
          220,000      Salinas, CA Redevel. Agency Tax
                       Allocation (Central City
                       Revitalization)                           5.500     11/01/2023         11/01/2008 A              222,130
---------------------------------------------------------------------------------------------------------------------------------
          295,000      San Bernardino County, CA (Single
                       Family Mtg.)                              5.376 2   05/01/2031         05/01/2031                 75,724
---------------------------------------------------------------------------------------------------------------------------------
          885,000      San Bernardino County, CA COP
                       (Medical Center Financing)                5.000     08/01/2026         02/04/2026 B              872,433
---------------------------------------------------------------------------------------------------------------------------------
          725,000      San Bernardino County, CA COP
                       (Medical Center Financing)                5.000     08/01/2028         08/01/2008 A              727,182
---------------------------------------------------------------------------------------------------------------------------------
          100,000      San Bernardino County, CA COP
                       (Medical Center Financing)                5.250     08/01/2016         08/01/2008 A              100,598
---------------------------------------------------------------------------------------------------------------------------------
          125,000      San Bernardino County, CA COP
                       (Medical Center Financing)                5.500     08/01/2019         08/01/2008 A              125,100
---------------------------------------------------------------------------------------------------------------------------------
           20,000      San Bernardino County, CA COP
                       (Medical Center Financing)                5.500     08/01/2022         08/01/2008 A               20,029
---------------------------------------------------------------------------------------------------------------------------------
          295,000      San Bernardino County, CA COP
                       (Medical Center Financing) 1              5.500     08/01/2024         08/01/2008 A              295,171
---------------------------------------------------------------------------------------------------------------------------------
           60,000      San Bernardino County, CA Hsg.
                       Authority (Glen Aire Mobile Home
                       Park)                                     6.700     12/20/2041         11/20/2011 A               64,936
---------------------------------------------------------------------------------------------------------------------------------
          110,000      San Bernardino, CA Joint Powers
                       Financing Authority (California
                       Dept. of Transportation Lease)            5.500     12/01/2020         06/01/2008 A              110,112
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Bernardino, CA Joint Powers
                       Financing Authority (California
                       Dept. of Transportation Lease)            5.500     12/01/2020         06/01/2008 A               25,045
---------------------------------------------------------------------------------------------------------------------------------
           75,000      San Bernardino, CA Joint Powers
                       Financing Authority (City Hall)           5.600     01/01/2015         07/01/2008 A               75,926
---------------------------------------------------------------------------------------------------------------------------------
          150,000      San Bernardino, CA Joint Powers
                       Financing Authority (Tax
                       Allocation)                               6.625     04/01/2026         04/01/2012 A              155,154
---------------------------------------------------------------------------------------------------------------------------------

             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         685,000      San Bernardino, CA Mountains
                       Community Hospital District COP 7         5.000%    02/01/2017         03/07/2015 B      $       623,350
---------------------------------------------------------------------------------------------------------------------------------
           15,000      San Bernardino, CA Redevel.
                       Agency (Ramona Senior Complex)            7.875     07/01/2025         12/17/2018 B               14,824
---------------------------------------------------------------------------------------------------------------------------------
           40,000      San Buenaventura, CA Public
                       Facilities Financing Authority            5.750     06/01/2014         06/01/2008 A               40,121
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Diego County, CA COP (Central
                       Jail)                                     5.000     10/01/2025         10/01/2009 A               25,162
---------------------------------------------------------------------------------------------------------------------------------
           95,000      San Diego County, CA COP (San
                       Diego Hospital Assoc./Sharp
                       Memorial Hospital Obligated Group)        5.000     08/15/2018         08/15/2010 A               97,238
---------------------------------------------------------------------------------------------------------------------------------
           70,000      San Diego County, CA COP (San
                       Diego Hospital Assoc./Sharp
                       Memorial Hospital Obligated Group)        5.000     08/15/2028         08/15/2010 A               70,341
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000      San Diego, CA Certificates (Water
                       Utility Fund)                             5.200     08/01/2024         08/01/2010 A           10,134,400
---------------------------------------------------------------------------------------------------------------------------------
           50,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        5.500     11/01/2009         05/01/2008 A               50,114
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        5.600     11/01/2010         05/01/2008 A               25,056
---------------------------------------------------------------------------------------------------------------------------------
          320,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        5.600     11/01/2010         05/01/2008 A              320,752
---------------------------------------------------------------------------------------------------------------------------------
           35,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        5.800     11/01/2016         05/01/2008 A               35,051
---------------------------------------------------------------------------------------------------------------------------------
          105,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        6.000     11/01/2019         05/01/2008 A              105,145
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Diego, CA COP (Balboa &
                       Mission Bay Parks)                        6.000     11/01/2020         05/01/2008 A               25,033
---------------------------------------------------------------------------------------------------------------------------------
          165,000      San Diego, CA Mtg. (Mariners Cove)        5.800     09/01/2015         09/01/2008 A              165,234
---------------------------------------------------------------------------------------------------------------------------------
           65,000      San Diego, CA Public Facilities
                       Financing Authority                       5.000     05/15/2015         05/15/2008 A               65,023
---------------------------------------------------------------------------------------------------------------------------------
        1,030,000      San Diego, CA Public Facilities
                       Financing Authority                       5.000     05/15/2020         06/19/2018 B            1,024,634
---------------------------------------------------------------------------------------------------------------------------------
        2,035,000      San Diego, CA Public Facilities
                       Financing Authority                       5.000     05/15/2025         06/19/2023 B            1,991,573
---------------------------------------------------------------------------------------------------------------------------------
          200,000      San Diego, CA Public Facilities
                       Financing Authority                       5.200     05/15/2013         05/15/2008 A              200,144
---------------------------------------------------------------------------------------------------------------------------------
        2,115,000      San Diego, CA Public Facilities
                       Financing Authority 1                     5.250     05/15/2020         05/15/2008 A            2,116,565
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Diego, CA Public Facilities
                       Financing Authority                       5.250     05/15/2022         06/20/2020 B               25,002
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Diego, CA Public Facilities
                       Financing Authority                       5.250     05/15/2022         06/20/2020 B               25,002
---------------------------------------------------------------------------------------------------------------------------------
          365,000      San Diego, CA Public Facilities
                       Financing Authority 1                     5.250     05/15/2027         06/21/2025 B              363,686
---------------------------------------------------------------------------------------------------------------------------------
           70,000      San Diego, CA Public Facilities
                       Financing Authority                       5.250     05/15/2027         06/21/2025 B               69,748
---------------------------------------------------------------------------------------------------------------------------------
           15,000      San Diego, CA Public Facilities
                       Financing Authority                       5.375     05/15/2017         05/15/2008 A               15,081
---------------------------------------------------------------------------------------------------------------------------------

             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          10,000      San Diego, CA Redevel. Agency
                       (Central Imperial)                        6.600%    10/01/2030         10/01/2010 A      $        10,237
---------------------------------------------------------------------------------------------------------------------------------
          120,000      San Diego, CA Sewer, Series A             5.000     05/15/2013         05/15/2008 A              120,204
---------------------------------------------------------------------------------------------------------------------------------
           35,000      San Diego, CA Sewer, Series A             5.250     05/15/2020         05/15/2008 A               35,053
---------------------------------------------------------------------------------------------------------------------------------
          725,000      San Diego, CA Sewer, Series A 1           5.250     05/15/2020         05/15/2008 A              728,886
---------------------------------------------------------------------------------------------------------------------------------
          115,000      San Francisco, CA Bay Area Rapid
                       Transit District                          5.000     07/01/2028         07/01/2010 A              116,098
---------------------------------------------------------------------------------------------------------------------------------
           40,000      San Francisco, CA City & County
                       Airports Commission                       4.800     05/01/2014         01/01/2010 A               40,432
---------------------------------------------------------------------------------------------------------------------------------
           30,000      San Francisco, CA City & County
                       Airports Commission                       4.900     05/01/2016         01/01/2010 A               30,208
---------------------------------------------------------------------------------------------------------------------------------
           55,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2017         05/01/2017                 54,937
---------------------------------------------------------------------------------------------------------------------------------
          270,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2019         11/04/2018 B              269,411
---------------------------------------------------------------------------------------------------------------------------------
          575,000      San Francisco, CA City & County
                       Airports Commission 1                     5.000     05/01/2019         01/01/2010 A              576,788
---------------------------------------------------------------------------------------------------------------------------------
           70,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2021         01/01/2010 A               70,062
---------------------------------------------------------------------------------------------------------------------------------
          275,000      San Francisco, CA City & County
                       Airports Commission 1                     5.000     05/01/2022         05/01/2022                274,725
---------------------------------------------------------------------------------------------------------------------------------
          260,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2022         05/14/2021 B              252,356
---------------------------------------------------------------------------------------------------------------------------------
          130,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2023         11/23/2021 B              125,607
---------------------------------------------------------------------------------------------------------------------------------
          278,000      San Francisco, CA City & County
                       Airports Commission 1                     5.000     05/01/2025         05/14/2024 B              273,933
---------------------------------------------------------------------------------------------------------------------------------
          230,000      San Francisco, CA City & County
                       Airports Commission 1                     5.000     05/01/2028         05/14/2027 B              222,378
---------------------------------------------------------------------------------------------------------------------------------
          150,000      San Francisco, CA City & County
                       Airports Commission                       5.000     05/01/2029         12/26/2026 B              144,156
---------------------------------------------------------------------------------------------------------------------------------
           30,000      San Francisco, CA City & County
                       Airports Commission                       5.125     05/01/2021         05/01/2011 A               30,037
---------------------------------------------------------------------------------------------------------------------------------
          185,000      San Francisco, CA City & County
                       Airports Commission                       5.250     01/01/2026         01/01/2010 A              185,104
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Francisco, CA City & County
                       Airports Commission                       5.500     05/01/2016         05/01/2012 A               25,752
---------------------------------------------------------------------------------------------------------------------------------
           35,000      San Francisco, CA City & County
                       Airports Commission                       5.500     05/01/2024         05/01/2010 A               35,590
---------------------------------------------------------------------------------------------------------------------------------
        2,300,000      San Francisco, CA City & County
                       Airports Commission 7                     7.380 6   05/01/2025         05/09/2008 A            2,300,000
---------------------------------------------------------------------------------------------------------------------------------
           10,000      San Francisco, CA City & County
                       Airports Commission (SFO Fuel
                       Company)                                  5.000     01/01/2014         07/01/2008 A               10,092
---------------------------------------------------------------------------------------------------------------------------------
          260,000      San Francisco, CA City & County
                       Airports Commission (SFO Fuel
                       Company) 1                                5.125     01/01/2017         07/01/2009 A              261,136
---------------------------------------------------------------------------------------------------------------------------------
           40,000      San Francisco, CA City & County
                       Airports Commission (SFO Fuel
                       Company)                                  5.250     01/01/2021         01/01/2010 A               40,098
---------------------------------------------------------------------------------------------------------------------------------

             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          50,000      San Francisco, CA City & County
                       Airports Commission (SFO Fuel
                       Company)                                  5.250%    01/01/2027         01/01/2027        $        49,937
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Francisco, CA City & County
                       COP (2789 25th Street Property)           5.000     09/01/2013         09/01/2008 A               25,043
---------------------------------------------------------------------------------------------------------------------------------
           20,000      San Francisco, CA City & County
                       COP (77th Street Property)                5.300     09/01/2022         09/01/2008 A               20,427
---------------------------------------------------------------------------------------------------------------------------------
           90,000      San Francisco, CA City & County
                       COP (San Bruno Jail)                      5.250     10/01/2026         10/01/2010 A               91,336
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000      San Francisco, CA City & County
                       COP (San Bruno Jail)                      5.250     10/01/2033         10/01/2010 A            2,017,980
---------------------------------------------------------------------------------------------------------------------------------
           70,000      San Francisco, CA City & County
                       Financing Corp. (Comb Emergency
                       Communications)                           5.300     04/01/2011         10/01/2008 A               70,141
---------------------------------------------------------------------------------------------------------------------------------
           45,000      San Francisco, CA City & County
                       Improvement Bond Act 1915                 6.850     09/02/2026         09/02/2008 A               46,438
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Francisco, CA City & County
                       Parking Authority (Parking Meter)         5.000     06/01/2018         06/01/2009 A               25,336
---------------------------------------------------------------------------------------------------------------------------------
          115,000      San Francisco, CA City & County
                       Redevel. Agency                           6.750     07/01/2025         07/01/2008 A              117,200
---------------------------------------------------------------------------------------------------------------------------------
           90,000      San Francisco, CA City & County
                       Redevel. Agency (South Beach)             5.700     03/01/2029         09/01/2008 A               90,044
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Joaquin County, CA Community
                       Facilities District Special Tax
                       (Delta Farms)                             6.125     09/01/2024         09/01/2024                 25,688
---------------------------------------------------------------------------------------------------------------------------------
          775,000      San Joaquin Hills, CA
                       Transportation Corridor Agency            5.375     01/15/2029         01/15/2009 A              775,147
---------------------------------------------------------------------------------------------------------------------------------
           20,000      San Jose, CA Improvement Bond
                       Act 1915                                  5.600     09/02/2016         09/02/2016                 20,300
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Jose, CA Improvement Bond
                       Act 1915                                  5.700     09/02/2018         09/02/2018                 25,124
---------------------------------------------------------------------------------------------------------------------------------
           95,000      San Jose, CA Improvement Bond
                       Act 1915                                  5.750     09/02/2019         09/02/2019                 95,424
---------------------------------------------------------------------------------------------------------------------------------
           60,000      San Jose, CA Improvement Bond
                       Act 1915                                  5.750     09/02/2020         09/02/2020                 60,549
---------------------------------------------------------------------------------------------------------------------------------
          280,000      San Jose, CA Multifamily Hsg.
                       (Almaden Senior Hsg. Partners)            5.350     07/15/2034         07/03/2020 C              284,228
---------------------------------------------------------------------------------------------------------------------------------
           30,000      San Jose, CA Multifamily Hsg.
                       (El Parador Apartments)                   6.100     01/01/2031         01/01/2013 A               30,085
---------------------------------------------------------------------------------------------------------------------------------
          275,000      San Jose, CA Multifamily Hsg.
                       (Sixth & Martha Family Apartments)        5.875     03/01/2033         03/01/2012 A              276,988
---------------------------------------------------------------------------------------------------------------------------------
            5,000      San Jose, CA Redevel. Agency              5.250     08/01/2029         08/01/2008 A                5,140
---------------------------------------------------------------------------------------------------------------------------------
           10,000      San Jose, CA Redevel. Agency              5.500     08/01/2016         08/01/2008 A               10,222
---------------------------------------------------------------------------------------------------------------------------------
           45,000      San Jose, CA Redevel. Agency              5.750     08/01/2017         08/01/2009 A               45,465
---------------------------------------------------------------------------------------------------------------------------------
           20,000      San Jose, CA Unified School
                       District COP                              5.000     06/01/2016         06/01/2008 A               20,039
---------------------------------------------------------------------------------------------------------------------------------
           35,000      San Jose, CA Unified School
                       District COP                              5.125     06/01/2022         06/01/2008 A               35,043
---------------------------------------------------------------------------------------------------------------------------------
          190,000      San Leandro, CA Community
                       Facilities District No.1 Special
                       Tax                                       6.400     09/01/2019         09/01/2008 A              192,392
---------------------------------------------------------------------------------------------------------------------------------
          200,000      San Marcos, CA Public Facilities
                       Authority                                 5.800     09/01/2018         09/01/2008 A              202,366
---------------------------------------------------------------------------------------------------------------------------------

             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          35,000      San Marcos, CA Redevel. Agency
                       Tax Allocation (Affordable Hsg.)          5.650%    10/01/2028         10/01/2009 A      $        35,115
---------------------------------------------------------------------------------------------------------------------------------
        1,045,000      San Marcos, CA Special Tax                5.900     09/01/2028         05/02/2026 B            1,021,331
---------------------------------------------------------------------------------------------------------------------------------
           20,000      San Mateo, CA Sewer                       5.000     08/01/2028         08/01/2008 A               20,019
---------------------------------------------------------------------------------------------------------------------------------
           25,000      San Rafael, CA Joint Powers
                       Financing Authority                       6.000     09/02/2011         09/02/2008 A               25,150
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Santa Clara County, CA Hsg.
                       Authority (Rivertown Apartments)          5.700     08/01/2021         02/01/2013 A               82,094
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Santa Clara, CA Unified School
                       District                                  5.000     08/01/2022         08/01/2008 A               25,075
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Santa Cruz County, CA Hsg.
                       Authority (Northgate Apartments)          5.350     07/20/2022         07/20/2011 A               50,436
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Santa Margarita, CA Water
                       District Special Tax Facilities
                       District No. 99-1                         6.200     09/01/2020         09/01/2009 A                5,360
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Santa Margarita, CA Water
                       District Special Tax Facilities
                       District No. 99-1                         6.200     09/01/2020         09/01/2009 A               20,503
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Santa Margarita, CA Water
                       District Special Tax Facilities
                       District No. 99-1                         6.250     09/01/2029         09/01/2009 A               16,091
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Santa Margarita, CA Water
                       District Special Tax Facilities
                       District No. 99-1                         6.250     09/01/2029         09/01/2011 A               45,554
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Santa Maria, CA COP                       5.500     08/01/2021         08/01/2008 A               25,035
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Santa Nella County, CA Water
                       District                                  6.250     09/02/2028         09/02/2010 A               30,039
---------------------------------------------------------------------------------------------------------------------------------
          175,000      Santa Rosa, CA Improvement Bond
                       Act 1915 (Fountaingrove Parkway)          5.700     09/02/2019         05/01/2017 B              174,277
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Santa Rosa, CA Improvement Bond
                       Act 1915 (Nielson Ranch)                  6.700     09/02/2022         09/02/2008 A               20,454
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Santa Rosa, CA Improvement Bond
                       Act 1915 (Skyhawk)                        5.750     09/02/2020         11/22/2017 B               39,839
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Santaluz, CA Special Tax
                       Community Facilities District No. 2       5.500     09/01/2030         04/26/2028 B               47,383
---------------------------------------------------------------------------------------------------------------------------------
          950,000      Santaluz, CA Special Tax
                       Community Facilities District No. 2       6.375     09/01/2030         09/01/2008 A              951,150
---------------------------------------------------------------------------------------------------------------------------------
          115,000      Scotts Valley, CA Special Tax             5.200     09/01/2028         09/01/2008 A              115,472
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Sequoia, CA Hospital District             5.375     08/15/2023         08/15/2008 A               15,361
---------------------------------------------------------------------------------------------------------------------------------
          110,000      Shafter, CA Community Devel.
                       Agency Tax Allocation                     5.000     11/01/2013         11/01/2013                111,877
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Shafter, CA Community Devel.
                       Agency Tax Allocation                     5.250     11/01/2017         11/01/2017                 98,787
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Shafter, CA Community Devel.
                       Agency Tax Allocation                     5.300     11/01/2018         11/01/2018                 98,225
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Shafter, CA Community Devel.
                       Agency Tax Allocation                     5.350     11/01/2019         11/01/2019                 97,776
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Shafter, CA Community Devel.
                       Agency Tax Allocation                     5.375     11/01/2020         11/01/2020                 97,427
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Solana Beach, CA Community
                       Facilities District                       5.200     09/01/2009         09/01/2009                 76,684
---------------------------------------------------------------------------------------------------------------------------------
           80,000      Solana Beach, CA Community
                       Facilities District                       5.300     09/01/2010         09/01/2010                 82,140
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000      Southern CA Public Power
                       Authority 1                               5.000     07/01/2015         07/01/2008 A            1,001,840
---------------------------------------------------------------------------------------------------------------------------------

             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          20,000      Southern CA Public Power Authority        5.500%    07/01/2020         07/01/2008 A      $        20,025
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Southern CA Public Power
                       Authority (Palo Verde)                    5.000     07/01/2017         07/01/2008 A               30,058
---------------------------------------------------------------------------------------------------------------------------------
        2,265,000      Southern CA Tobacco
                       Securitization Authority 1                4.750     06/01/2025         10/14/2012 C            2,128,443
---------------------------------------------------------------------------------------------------------------------------------
        1,935,000      Southern CA Tobacco
                       Securitization Authority (TASC)           5.000     06/01/2037         11/25/2020 B            1,608,024
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Stockton, CA Community Facilities
                       District                                  5.550     08/01/2014         08/01/2008 A               25,064
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Stockton, CA Community Facilities
                       District                                  6.750     08/01/2010         08/01/2008 A               25,195
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Stockton, CA COP                          5.200     09/01/2029         09/01/2010 A               20,296
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Stockton, CA Health Facilities
                       (Dameron Hospital Assoc.)                 5.700     12/01/2014         06/01/2008 A               25,536
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Stockton, CA Improvement Bond Act
                       1915                                      5.800     09/02/2020         03/02/2010 A               30,077
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Stockton, CA Improvement Bond Act
                       1915 (Weber/Sperry)                       5.650     09/02/2013         09/02/2013                 50,259
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Susanville, CA COP 7                      5.750     05/01/2011         05/01/2008 A               50,562
---------------------------------------------------------------------------------------------------------------------------------
           85,000      Susanville, CA COP 7                      6.000     05/01/2011         05/01/2008 A               85,973
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Susanville, CA Public Financing
                       Authority                                 5.500     09/01/2027         09/01/2014 A               63,070
---------------------------------------------------------------------------------------------------------------------------------
           45,000      Sweetwater, CA Authority                  5.250     04/01/2010         10/23/2008 B               46,358
---------------------------------------------------------------------------------------------------------------------------------
           15,000      Tejon Ranch, CA Public Facilities
                       Finance Authority                         7.200     09/01/2030         09/01/2008 A               15,505
---------------------------------------------------------------------------------------------------------------------------------
          740,000      Tejon Ranch, CA Public Facilities
                       Finance Authority Special Tax
                       (Community Facilities District No. 1)     7.200     09/01/2030         09/01/2008 A              765,027
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Temecula Valley, CA Unified
                       School District Community
                       Facilities District No. 02-1              6.125     09/01/2033         09/01/2013 A               30,098
---------------------------------------------------------------------------------------------------------------------------------
          830,000      Temecula, CA Public Financing
                       Authority Community Facilities
                       District (Roripaugh) 7                    4.350     09/01/2009         09/01/2009                794,700
---------------------------------------------------------------------------------------------------------------------------------
          865,000      Temecula, CA Public Financing
                       Authority Community Facilities
                       District (Roripaugh) 7                    4.500     09/01/2010         09/01/2010                804,061
---------------------------------------------------------------------------------------------------------------------------------
          905,000      Temecula, CA Public Financing
                       Authority Community Facilities
                       District (Roripaugh) 7                    4.650     09/01/2011         09/01/2011                818,754
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Torrance, CA Redevel. Agency
                       (Downtown Redevel.)                       5.550     09/01/2018         09/01/2010 A               20,243
---------------------------------------------------------------------------------------------------------------------------------
          835,000      Tracy, CA Area Public Facilities
                       Financing Agency                          5.875     10/01/2013         10/01/2008 A              895,972
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Tracy, CA Community Facilities
                       District                                  5.400     09/01/2015         09/01/2012 A               50,661
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Tracy, CA Community Facilities
                       District                                  6.100     09/01/2015         09/02/2011 A               51,543
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Tracy, CA Community Facilities
                       District                                  6.500     09/01/2020         09/02/2011 A               10,274
---------------------------------------------------------------------------------------------------------------------------------

             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          25,000      Tracy, CA Community Facilities
                       District (205 Parcel Glen)                6.250%    09/01/2032         05/07/2030 B      $        24,828
---------------------------------------------------------------------------------------------------------------------------------
          100,000      Tracy, CA Community Facilities
                       District (South Mac Arthur Area)          6.000     09/01/2027         05/31/2025 B               97,590
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Tracy, CA Community Facilities
                       District (South Mac Arthur Area)          6.300     09/01/2017         09/02/2011 A               30,715
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Tracy, CA Improvement Bond
                       Act 1915                                  5.700     09/02/2023         08/16/2019 B               34,753
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Tracy, CA Operating Partnership
                       Joint Powers Authority                    6.100     09/02/2021         09/02/2008 A               75,826
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Truckee-Donner, CA Public Utility
                       District Special Tax                      5.800     09/01/2035         05/25/2033 B               27,742
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Truckee-Donner, CA Public Utility
                       District Special Tax                      6.000     09/01/2028         06/06/2026 B               72,977
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Truckee-Donner, CA Public Utility
                       District Special Tax                      6.100     09/01/2033         10/31/2031 B               19,384
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Tulare County, CA COP                     5.700     02/15/2009         08/15/2008 A               30,086
---------------------------------------------------------------------------------------------------------------------------------
        1,070,000      Turlock, CA Auxiliary
                       Organization COP (California
                       Universities-Stanlius Foundation)         5.875     06/01/2022         06/01/2008 A            1,073,349
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Turlock, CA Irrigation District,
                       Series A                                  5.000     01/01/2026         01/01/2010 A               25,193
---------------------------------------------------------------------------------------------------------------------------------
          210,000      Upland, CA Community Facilities
                       District Special Tax                      5.900     09/01/2024         09/01/2013 A              212,516
---------------------------------------------------------------------------------------------------------------------------------
          185,000      Upland, CA COP (San Antonio
                       Community Hospital)                       5.000     01/01/2018         07/01/2008 A              185,050
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Vacaville, CA COP                         5.500     08/15/2021         08/15/2008 A               40,208
---------------------------------------------------------------------------------------------------------------------------------
           35,000      Vacaville, CA COP                         5.500     08/15/2027         08/15/2008 A               35,164
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Vacaville, CA Improvement Bond
                       Act 1915 (East Monte Vista Avenue)        5.850     09/02/2016         03/02/2013 A               20,458
---------------------------------------------------------------------------------------------------------------------------------
           10,000      Vacaville, CA Improvement Bond
                       Act 1915 (Green Tree Reassessment
                       District)                                 6.300     09/02/2013         09/02/2008 A               10,259
---------------------------------------------------------------------------------------------------------------------------------
          195,000      Vacaville, CA Public Financing
                       Authority                                 5.400     09/01/2022         09/01/2008 A              195,741
---------------------------------------------------------------------------------------------------------------------------------
          135,000      Vacaville, CA Redevel. Agency
                       (Vacaville Community Hsg.)                6.000     11/01/2024         11/01/2010 A              138,079
---------------------------------------------------------------------------------------------------------------------------------
          275,000      Val Verde, CA Unified School
                       District                                  6.125     09/01/2034         06/24/2031 B              267,105
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000      Val Verde, CA Unified School
                       District COP 7                            9.250 6   03/01/2036         05/16/2008 A           10,000,000
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Vallejo, CA Public Financing
                       Authority, Series A                       7.500     09/01/2020         09/01/2008 A               30,170
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Vallejo, CA Quadrant Improvement
                       District No. 001                          6.000     09/01/2017         09/01/2015 A               41,520
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Vallejo, CA Quadrant Improvement
                       District No. 001                          6.000     09/01/2026         05/02/2024 B               29,361
---------------------------------------------------------------------------------------------------------------------------------
           40,000      Vallejo, CA Quadrant Improvement
                       District No. 001                          6.125     09/01/2034         06/24/2031 B               38,852
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Valley Center-Pauma, CA Unified
                       School District (Woods Valley
                       Ranch)                                    5.500     09/01/2019         09/01/2019                 24,759
---------------------------------------------------------------------------------------------------------------------------------

             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          10,000      Valley Center-Pauma, CA Unified
                       School District (Woods Valley
                       Ranch)                                    6.000%    09/01/2025         09/01/2013 A      $        10,042
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Valley Center-Pauma, CA Unified
                       School District (Woods Valley
                       Ranch)                                    6.000     09/01/2028         09/16/2027 B               19,460
---------------------------------------------------------------------------------------------------------------------------------
        1,825,000      Ventura County, CA Area Hsg.
                       Authority (Mira Vista Senior
                       Apartments) 1                             5.000     12/01/2022         10/04/2016 C            1,797,443
---------------------------------------------------------------------------------------------------------------------------------
          460,000      Ventura, CA Port District COP             6.375     08/01/2028         08/01/2010 A              461,854
---------------------------------------------------------------------------------------------------------------------------------
          145,000      Victor, CA Elementary School
                       District                                  5.600     09/01/2034         04/06/2033 B              130,530
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Vista, CA Joint Powers Financing
                       Authority                                 6.100     10/01/2021         10/01/2008 A               60,379
---------------------------------------------------------------------------------------------------------------------------------
            5,000      Vista, CA Joint Powers Financing
                       Authority                                 6.250     12/01/2019         06/01/2008 A                5,004
---------------------------------------------------------------------------------------------------------------------------------
           20,000      Wasco, CA Improvement Bond
                       Act 1915                                  8.750     09/02/2010         09/02/2008 A               20,841
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Wasco, CA Improvement Bond
                       Act 1915                                  8.750     09/02/2013         09/02/2008 A               26,058
---------------------------------------------------------------------------------------------------------------------------------
           25,000      West Contra Costa, CA Unified
                       School District                           5.000     08/01/2023         08/01/2010 A               25,361
---------------------------------------------------------------------------------------------------------------------------------
          100,000      West Covina, CA Redevel. Agency
                       Tax Allocation (Executive Lodge
                       Apartments)                               5.100     09/01/2014         09/01/2008 A              100,197
---------------------------------------------------------------------------------------------------------------------------------
           20,000      West Patterson, CA Financing
                       Authority Special Tax                     5.850     09/01/2028         10/29/2026 B               19,117
---------------------------------------------------------------------------------------------------------------------------------
           10,000      West Patterson, CA Financing
                       Authority Special Tax                     6.000     09/01/2019         09/01/2015 A               10,240
---------------------------------------------------------------------------------------------------------------------------------
           15,000      West Patterson, CA Financing
                       Authority Special Tax                     6.000     09/01/2039         05/18/2035 B               14,181
---------------------------------------------------------------------------------------------------------------------------------
          105,000      West Patterson, CA Financing
                       Authority Special Tax                     6.600     09/01/2033         09/01/2008 A              105,203
---------------------------------------------------------------------------------------------------------------------------------
           25,000      West Patterson, CA Financing
                       Authority Special Tax                     6.700     09/01/2032         09/01/2008 A               25,062
---------------------------------------------------------------------------------------------------------------------------------
           10,000      West Patterson, CA Financing
                       Authority Special Tax                     6.750     09/01/2035         09/01/2008 A               10,026
---------------------------------------------------------------------------------------------------------------------------------
          120,000      West Patterson, CA Financing
                       Authority Special Tax                     6.750     09/01/2036         09/01/2008 A              120,302
---------------------------------------------------------------------------------------------------------------------------------
           10,000      West Patterson, CA Financing
                       Authority Special Tax Community
                       Facilities District                       5.600     09/01/2019         09/01/2019                  9,993
---------------------------------------------------------------------------------------------------------------------------------
           60,000      West Sacramento, CA Financing
                       Authority Special Tax                     6.100     09/01/2029         02/15/2026 B               59,185
---------------------------------------------------------------------------------------------------------------------------------
            5,000      West Sacramento, CA Improvement
                       Bond Act 1915                             8.500     09/02/2017         09/02/2008 A                5,179
---------------------------------------------------------------------------------------------------------------------------------
          250,000      West Sacramento, CA Special Tax
                       Community Facilities District No. 12      5.750     09/01/2029         03/01/2009 A              254,043
---------------------------------------------------------------------------------------------------------------------------------
           50,000      West Sacramento, CA Special Tax
                       Community Facilities District No. 14      6.125     09/01/2021         03/01/2011 A               50,571
---------------------------------------------------------------------------------------------------------------------------------
           10,000      West Sacramento, CA Special Tax
                       Community Facilities District No. 17      5.875     09/01/2033         08/17/2029 B                9,387
---------------------------------------------------------------------------------------------------------------------------------

             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                              EFFECTIVE
           AMOUNT                                               COUPON     MATURITY            MATURITY*                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$          50,000      West Sacramento, CA Special Tax
                       Community Facilities District No. 8
                       (Southport)                               6.500%    09/01/2031         03/01/2011 A      $        50,344
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Western CA Municipal Water
                       Districts                                 7.125     09/02/2014         09/02/2008 A               25,943
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Yorba Linda, CA Redevel. Agency
                       Tax Allocation                            5.250     09/01/2013         09/01/2008 A               30,239
---------------------------------------------------------------------------------------------------------------------------------
           70,000      Yorba Linda, CA Redevel. Agency
                       Tax Allocation                            5.250     09/01/2023         09/01/2008 A               70,346
---------------------------------------------------------------------------------------------------------------------------------
           50,000      Yuba City, CA Unified School
                       District COP                              4.900     02/01/2011         08/01/2008 A               50,082
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Yuba City, CA Unified School
                       District COP                              5.250     02/01/2022         08/01/2008 A               30,036
---------------------------------------------------------------------------------------------------------------------------------
           25,000      Yucaipa, CA Redevel. Agency
                       (Eldorado Palms Mobile Home)              6.000     05/01/2030         07/06/2025 B               24,389
---------------------------------------------------------------------------------------------------------------------------------
           30,000      Yucaipa, CA Special Tax Community
                       Facilities District No. 98-1              6.000     09/01/2028         09/15/2019 C               29,191
                                                                                                                -----------------
                                                                                                                    327,284,974
U.S. POSSESSIONS--3.8%
---------------------------------------------------------------------------------------------------------------------------------
          600,000      Guam Government Waterworks
                       Authority and Wastewater System           6.000     07/01/2025         07/01/2015 A              606,726
---------------------------------------------------------------------------------------------------------------------------------
           60,000      Puerto Rico Children's Trust Fund
                       (TASC)                                    5.375     05/15/2033         05/15/2014 B               57,958
---------------------------------------------------------------------------------------------------------------------------------
          360,000      Puerto Rico Commonwealth GO               5.250     07/01/2032         10/01/2031 B              349,891
---------------------------------------------------------------------------------------------------------------------------------
          355,000      Puerto Rico HFC (Homeowner Mtg.)          5.200     12/01/2032         12/01/2008 A              358,983
---------------------------------------------------------------------------------------------------------------------------------
          590,000      Puerto Rico HFC, Series B 1               5.300     12/01/2028         06/01/2011 A              591,634
---------------------------------------------------------------------------------------------------------------------------------
          110,000      Puerto Rico IMEPCF (American Home
                       Products) 1                               5.100     12/01/2018         12/01/2008 A              114,451
---------------------------------------------------------------------------------------------------------------------------------
        2,535,000      Puerto Rico ITEMECF (Cogeneration
                       Facilities)                               6.625     06/01/2026         06/01/2010 A            2,606,462
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000      Puerto Rico Municipal Finance
                       Agency, Series A 1                        5.250     08/01/2023         08/01/2023              1,505,250
---------------------------------------------------------------------------------------------------------------------------------
           75,000      Puerto Rico Port Authority,
                       Series D                                  6.000     07/01/2021         07/01/2008 A               75,284
---------------------------------------------------------------------------------------------------------------------------------
        1,305,000      Puerto Rico Port Authority,
                       Series D 1                                7.000     07/01/2014         07/01/2008 A            1,311,642
---------------------------------------------------------------------------------------------------------------------------------
          250,000      V.I.  Public Finance Authority,
                       Series A                                  5.250     10/01/2024         10/01/2024                246,683
---------------------------------------------------------------------------------------------------------------------------------
          160,000      V.I.  Public Finance Authority,
                       Series A                                  5.500     10/01/2022         10/01/2010 A              160,818
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000      V.I.  Public Finance Authority,
                       Series A 1                                6.375     10/01/2019         10/01/2010 A            2,671,400
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000      V.I.  Water & Power Authority 1           5.000     07/01/2023         07/01/2023                989,460
                                                                                                                -----------------
                                                                                                                     11,646,642

             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $347,492,850)-110.2%                                      $     338,931,616
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(10.2)                                                      (31,362,295)
                                                                                            -------------------
NET ASSETS-100.0%                                                                           $     307,569,321
                                                                                            ===================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See accompanying Notes.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $15,942,373, which represents 5.18% of the Fund's net assets. See accompanying Notes.

8. Issue is in default. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG               Association of Bay Area Governments
CDA                Communities Devel. Authority
COP                Certificates of Participation
CSU                California State University
CVHP               Citrus Valley Health Partners
CVMC               Citrus Valley Medical Center
FH                 Foothill Hospital
GO                 General Obligation
GP                 General Purpose
HFA                Housing Finance Agency
HFC                Housing Finance Corp.
IMEPCF             Industrial, Medical and Environmental Pollution Control Facilities
INFLOS             Inverse Floating Rate Securities
ITEMECF            Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R              Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS               Periodic Auction Reset Securities
ROLs               Residual Option Longs
TASC               Tobacco Settlement Asset-Backed Bonds
V.I.               United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be

             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                      WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
         --------------------------------------------------------------
         Purchased securities         $ 8,907,247
         --------------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $8,769,626 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2008, municipal bond holdings with a value of $11,692,834 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $8,445,000 in short-term floating rate notes issued and outstanding at that date.

             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                            COUPON       MATURITY
AMOUNT              INVERSE FLOATER 1                                RATE 2           DATE        VALUE
---------------------------------------------------------------------------------------------------------
$2,815,000          CA Pollution Control Financing Authority ROLs     13.02 %      12/1/16   $3,247,834

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 36 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $103,950, representing 0.03% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES
As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance                    $7,033,212
----------------------------------------------------------
Average Daily Interest Rate                        4.414%
----------------------------------------------------------
Fees Paid                                     $   27,003
----------------------------------------------------------
Interest Paid                                 $  207,451
----------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT
In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for

             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities        $      347,492,850
                                      ====================

Gross unrealized appreciation         $        1,407,835
Gross unrealized depreciation                 (9,969,069)
                                      --------------------
Net unrealized depreciation           $       (8,561,234)
                                      ====================

             39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:  06/10/2008